UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

Advantus Bond Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.1%)
Government Obligations (42.4%)
Other Government Obligations (2.1%)
Provincial or Local Government Obligations (2.1%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$620,503
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,336,751
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,274,679
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,180,000	1,178,360
4.926%, 10/01/51	3,055,000	3,390,408
		7,800,701
U.S. Government Agencies and Obligations (40.3%)
Export-Import Bank of the United States (0.9%)
Helios Leasing I LLC, 2.018%, 05/29/24	925,382	946,668
Tagua Leasing LLC
1.732%, 09/18/24	962,605	969,573
1.900%, 07/12/24	827,936	841,502
Union 13 Leasing LLC, 1.870%, 06/28/24	719,897	730,666
		3,488,409
Federal Home Loan Mortgage Corporation (FHLMC) (11.9%)
3.000%, 08/01/42	951,080	977,998
3.500%, 10/01/25	681,784	733,657
3.500%, 01/01/42	935,353	1,001,327
3.500%, 08/01/42	971,321	1,032,396
4.000%, 02/01/20	2,240,512	2,390,325
4.000%, 09/01/40 (b)	1,023,632	1,120,514
4.000%, 10/01/40 (b)	1,109,623	1,217,938
4.000%, 11/01/40 (b)	3,466,192	3,809,641
4.000%, 02/01/41	806,879	877,573
4.000%, 08/01/41	1,640,047	1,769,901
4.000%, 04/01/43 (c)	1,820,000	1,934,319
4.500%, 01/01/41 (b)	1,646,359	1,798,321
4.500%, 02/01/41 (b)	1,249,812	1,365,172
4.500%, 03/01/41 (b)	1,549,732	1,689,385
4.500%, 04/01/41	1,587,573	1,751,474
5.000%, 04/01/35	520,159	561,426
5.000%, 08/01/35	184,651	199,300
5.000%, 11/01/35	339,958	366,928
5.000%, 11/01/39 (b)	959,225	1,070,994
5.000%, 03/01/40 (b)	4,813,158	5,377,357
5.000%, 04/01/40 (b)	1,102,547	1,211,378
5.000%, 08/01/40	671,504	740,179
5.500%, 12/01/17	137,990	148,239
5.500%, 06/01/20	299,311	323,767
5.500%, 10/01/20	420,495	454,854
5.500%, 11/01/23	332,779	363,326
5.500%, 05/01/34 (b)	1,842,424	2,069,421
5.500%, 10/01/34 (b)	683,068	761,310
5.500%, 07/01/35	1,145,781	1,265,182
5.500%, 10/01/35 (b)	960,053	1,070,021
5.500%, 12/01/38 (b)	1,205,574	1,311,282
6.000%, 11/01/33 (b)	1,004,355	1,144,155
6.500%, 09/01/32	141,438	160,327
6.500%, 06/01/36 (b)	975,855	1,101,913
7.000%, 12/01/37	494,236	570,033
		43,741,333
Federal National Mortgage Association (FNMA) (16.7%)
3.000%, 06/01/22	855,080	905,530
3.000%, 03/01/42	887,168	915,777
3.000%, 04/01/43 (c)	1,315,000	1,356,299
3.500%, 11/01/25	776,271	838,726
3.500%, 01/01/26	795,891	859,924
3.500%, 04/01/28 (c)	1,135,000	1,203,100
3.500%, 11/01/40	780,152	831,886
3.500%, 01/01/41	785,062	834,668
3.500%, 02/01/41	473,141	505,551
3.500%, 04/01/41	754,769	802,461
3.500%, 11/01/41	4,406,707	4,690,665
3.500%, 04/01/43 (c)	450,000	475,172
4.000%, 04/01/41	2,494,376	2,722,455
4.000%, 08/01/41 (b)	1,145,006	1,221,614
4.000%, 09/01/41	1,658,978	1,809,116
4.500%, 05/01/35	507,136	548,061
4.500%, 07/01/35	1,390,800	1,503,904
4.500%, 06/01/39	658,633	728,455
4.500%, 04/01/41	4,123,055	4,587,920
4.500%, 07/01/41	4,484,233	4,869,055
5.000%, 05/01/18	59,500	63,883
5.000%, 06/01/18	124,770	133,991
5.000%, 07/01/18	271,913	292,072
5.000%, 07/01/23	358,977	394,523
5.000%, 11/01/33	198,933	216,766
5.000%, 05/01/34	61,207	66,579
5.000%, 12/01/34	928,301	1,011,519
5.000%, 04/01/35	231,633	251,963
5.000%, 08/01/35	418,846	454,824
5.000%, 04/01/38	561,838	635,029
5.000%, 12/01/39	690,183	780,094
5.000%, 04/01/41	843,965	948,898
5.500%, 09/01/17	44,714	48,002
5.500%, 02/01/18	151,344	163,402
5.500%, 03/01/18	293,187	315,173
5.500%, 04/01/33 (b)	1,042,657	1,173,760

See accompanying notes to investments in securities.

	Principal	Value(a)
5.500%, 10/01/33	$290,038	$319,347
5.500%, 12/01/33	312,175	343,624
5.500%, 01/01/34	481,824	530,514
5.500%, 02/01/34	398,605	448,725
5.500%, 03/01/34 (b)	938,620	1,057,766
5.500%, 04/01/34 (b)	1,748,982	1,959,209
5.500%, 09/01/34	121,374	134,511
5.500%, 02/01/35	613,061	688,614
5.500%, 04/01/35	998,767	1,109,058
5.500%, 06/01/35	217,204	238,270
5.500%, 08/01/35	541,756	597,179
5.500%, 10/01/35	855,356	969,323
5.500%, 11/01/35	399,960	438,752
5.500%, 12/01/35	292,351	322,782
5.500%, 07/01/36	602,229	664,403
5.500%, 12/01/39	437,895	486,251
6.000%, 09/01/17	220,804	235,619
6.000%, 08/01/23	315,076	344,477
6.000%, 10/01/32	835,221	956,422
6.000%, 11/01/32	610,188	698,735
6.000%, 03/01/33 (b)	748,287	856,874
6.000%, 04/01/33	92,504	104,511
6.000%, 12/01/33	376,691	427,589
6.000%, 01/01/36	304,520	344,047
6.000%, 08/01/37	257,222	284,589
6.000%, 09/01/37	418,678	470,930
6.000%, 10/01/38	525,742	602,035
6.000%, 12/01/38	537,810	602,241
6.000%, 06/01/40	312,055	342,223
6.500%, 12/01/31	186,603	211,544
6.500%, 02/01/32	60,213	68,336
6.500%, 04/01/32	306,403	351,403
6.500%, 05/01/32	100,390	113,779
6.500%, 07/01/32	269,139	304,662
6.500%, 08/01/32	367,783	417,246
6.500%, 09/01/32	240,706	272,512
6.500%, 10/01/32	351,097	397,584
6.500%, 11/01/36	347,419	391,585
6.500%, 08/01/37	92,615	103,305
6.500%, 11/01/37	506,533	568,483
6.500%, 11/01/39	439,346	500,114
7.000%, 07/01/31	203,606	231,284
7.000%, 09/01/31	301,128	350,709
7.000%, 11/01/31	429,036	514,977
7.000%, 02/01/32	88,316	106,130
7.000%, 03/01/32	55,103	66,247
7.000%, 07/01/32	163,831	186,441
7.500%, 04/01/31	242,678	284,046
7.500%, 05/01/31	62,519	72,751
		61,252,575
Government National Mortgage Association (GNMA) (1.0%)
0.602%, 06/17/45 (d) (e)	7,980,852	110,814
4.920%, 05/16/34	236,663	240,160
5.000%, 12/15/39	59,810	67,148
5.000%, 01/15/40	1,340,083	1,484,393
5.500%, 07/15/38	782,751	861,540
5.500%, 10/15/38	674,164	764,143
8.500%, 10/15/22	18,170	18,629
		3,546,827
U.S. Treasury (9.8%)
U.S. Treasury Bond
2.750%, 11/15/42	3,880,000	3,596,275
5.375%, 02/15/31 (f)	5,115,000	7,115,446
U.S. Treasury Note
0.250%, 02/28/15	1,250,000	1,250,097
0.375%, 03/15/16	10,960,000	10,966,850
0.750%, 02/28/18	5,155,000	5,153,794
1.875%, 07/15/13 (g)	1,316,375	1,342,291
2.000%, 02/15/23	4,693,000	4,752,395
3.250%, 05/31/16	1,480,000	1,612,738
		35,789,886
Total government obligations (cost: $ 146,718,357)		155,619,731

Asset-Backed Securities (6.2%)
Asset-Backed Securities (6.2%)
AmeriCredit Automobile Receivables Trust
1.930%, 08/08/18	365,000	369,742
2.850%, 08/08/16	1,000,000	1,028,088
14.550%, 01/15/16	2,000,000	2,100,584
Conseco Financial Corp.
6.400%, 10/15/18	78,164	81,478
7.400%, 06/15/27	239,224	248,821
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (e) (h) (i)	1,755,000	1,926,888
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (e)	1,792,848	1,180,998
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b) (e)	3,095,000	2,446,616
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (h)	1,400,000	1,457,655
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (e)	1,222,001	1,336,082
5.730%, 11/15/35 (e)	460,898	489,280
5.860%, 06/15/36 (e)	517,565	554,851
Santander Consumer Acquired Receivables Trust
3.150%, 08/15/16 (h)	1,860,437	1,880,744
3.190%, 10/15/15 (h)	1,850,000	1,895,771

See accompanying notes to investments in securities.

	Principal	Value(a)
Santander Drive Auto Receivables Trust, 3.010%, 04/16/18	$1,000,000	$1,037,987
TAL Advantage V LLC, 2.830%, 02/22/38 (h)	1,631,292	1,636,508
World Financial Network Credit Card Master Trust, 0.333%, 02/15/17 (e) (h)	3,080,000	3,079,908
Total asset-backed securities (cost: $ 23,550,324)		22,752,001

Other Mortgage-Backed Securities (8.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.1%)
American Tower Trust I, 1.551%, 03/15/43 (h)	2,840,000	2,851,045
BHN I Mortgage Fund, 7.916%, 07/01/13 (h) (i) (j) (k) (l)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.060%, 10/25/36 (h) (m)	469,466	492,591
JPMorgan Mortgage Trust, 2.900%, 11/25/33 (e)	786,854	749,682
Mellon Residential Funding Corp., 6.750%, 06/25/28	42,555	45,148
		4,138,466
Commercial Mortgage-Backed Securities (7.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (h)	1,480,000	1,559,756
Asset Securitization Corp.
7.155%, 02/14/43 (e)	909,179	922,820
8.621%, 08/13/29 (d) (e)	53,143	1,075
BB-UBS Trust
3.430%, 11/05/36 (h)	1,790,000	1,799,551
4.026%, 11/05/36 (e) (h)	895,000	873,109
Citigroup Commercial Mortgage Trust
0.000%, 01/12/18	725,000	727,899
2.110%, 01/12/18	835,000	854,788
Commercial Mortgage Asset Trust, 6.975%, 01/17/32 (e)	108,156	108,375
Extended Stay America Trust, 2.295%, 12/05/31 (h) (j)	1,815,000	1,811,915
Hometown Commercial Mortgage
5.506%, 11/11/38 (h) (i)	1,205,522	948,972
6.057%, 06/11/39 (h) (i) (j)	1,287,871	862,873
JPMorgan Chase Commercial Mortgage Securities Corp.
5.633%, 12/05/27 (h)	2,165,000	2,600,098
1.969%, 12/05/27 (d) (e) (h) (i)	10,940,559	1,232,542
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (e)	804,205	804,167
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (h)	860,000	877,721
3.451%, 08/05/34 (h)	550,000	566,683
3.773%, 03/15/45	685,000	728,456
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (h) (i) (j)	1,540,000	1,442,581
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (h)	830,048	830,034
Timberstar Trust, 6.208%, 10/15/36 (h)	2,515,000	2,686,764
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	940,583
Vornado DP LLC, 4.004%, 09/13/28 (h)	1,475,000	1,636,858
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	978,977
3.791%, 02/15/44 (h)	1,485,000	1,595,809
		27,392,406
Total other mortgage-backed securities (cost: $ 31,482,545)		31,530,872

Corporate Obligations (39.9%)
Basic Materials (0.6%)
Chemicals (0.6%)
Ashland, Inc.
3.000%, 03/15/16 (h)	1,060,000	1,075,900
3.875%, 04/15/18 (h)	1,060,000	1,073,250
		2,149,150
Capital Goods (0.7%)
Containers-Metal / Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	2,040,000	2,249,100

Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	355,237

Communications (2.0%)
Cable / Satellite TV (0.9%)
Comcast Corp., 4.650%, 07/15/42	1,670,000	1,699,489
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.750%, 01/15/18	1,635,000	1,616,057
		3,315,546

See accompanying notes to investments in securities.

	Principal	Value(a)
Multimedia (0.4%)
NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (h)	$1,450,000	$1,454,012

Telephone-Integrated (0.3%)
British Telecommunications PLC, 2.000%, 06/22/15 (l)	865,000	884,972
Telephone Services (0.4%)
Lynx I Corp., 5.375%, 04/15/21 (h)	1,500,000	1,560,000

Consumer Cyclical (1.0%)
Appliances (0.2%)
Whirlpool Corp., 5.150%, 03/01/43	675,000	682,187

Auto/Truck Parts & Equipment-Original (0.8%)
Delphi Corp.
5.000%, 02/15/23	620,000	655,650
6.125%, 05/15/21	290,000	319,000
TRW Automotive, Inc., 4.500%, 03/01/21 (h)	1,930,000	1,958,950
		2,933,600
Consumer, Non-cyclical (1.0%)
Drugstore Chains (1.0%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,737,281	3,211,284
6.943%, 01/10/30	431,362	536,785
		3,748,069
Energy (7.5%)
Oil & Gas Drilling (0.5%)
Rowan Cos., Inc., 5.400%, 12/01/42	1,985,000	1,981,953

Oil & Gas Exploration & Production (0.7%)
Kerr-McGee Corp., 6.950%, 07/01/24	1,955,000	2,448,950

Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,186,075
Pipelines (6.0%)
DCP Midstream Operating L.P.
2.500%, 12/01/17	1,670,000	1,695,394
3.875%, 03/15/23	730,000	733,946
El Paso Natural Gas Co., 7.500%, 11/15/26	2,205,000	3,034,772
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	448,473
Energy Transfer Partners L.P., 9.000%, 04/15/19	2,300,000	3,030,314
Enterprise Products Operating LLC, 5.750%, 03/01/35	900,000	1,032,398
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (h)	650,000	719,301
NuStar Logistics L.P., 8.150%, 04/15/18 (m)	2,386,000	2,729,861
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,578,764
The Williams Cos., Inc., 3.700%, 01/15/23	1,450,000	1,439,428
Western Gas Partners L.P., 5.375%, 06/01/21	1,835,000	2,075,480
Williams Partners L.P., 6.300%, 04/15/40	1,260,000	1,466,072
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	842,062
		21,826,265
Financial (14.5%)
Banks (5.3%)
Bank of America Corp.
5.300%, 03/15/17	770,000	862,769
5.750%, 12/01/17	1,590,000	1,839,086
5.875%, 01/05/21	765,000	903,427
Discover Bank/Greenwood, 8.700%, 11/18/19	322,000	430,254
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,691,712
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	990,312
6.000%, 07/05/17	400,000	468,424
6.000%, 10/01/17	1,575,000	1,855,270
Morgan Stanley, 6.250%, 08/28/17	1,435,000	1,670,033
PNC Bank NA, 6.875%, 04/01/18	765,000	949,441
SunTrust Bank, 0.578%, 08/24/15 (e)	1,445,000	1,422,760
The Goldman Sachs Group, Inc.
2.375%, 01/22/18	1,405,000	1,424,153
6.250%, 09/01/17	920,000	1,080,665
Wells Fargo & Co., 3.450%, 02/13/23	1,250,000	1,258,400
Wells Fargo Bank NA, 4.750%, 02/09/15	525,000	560,931
		19,407,637

See accompanying notes to investments in securities.

	Principal	Value(a)
Commercial Services-Finance (0.2%)
The Western Union Co., 2.375%, 12/10/15	$590,000	$600,469

Finance-Credit Card (0.6%)
Capital One Bank USA NA, 3.375%, 02/15/23	2,382,000	2,358,661

Finance-Diversified (2.7%)
Daimler Finance North America LLC
1.300%, 07/31/15 (h)	1,900,000	1,912,798
1.875%, 01/11/18 (h)	625,000	629,844
Discover Financial Services, 6.450%, 06/12/17	805,000	943,185
Ford Motor Credit Co. LLC, 3.000%, 06/12/17	950,000	974,302
General Motors Financial Co., Inc., 4.750%, 08/15/17 (h)	2,150,000	2,242,297
International Lease Finance Corp., 6.500%, 09/01/14 (h)	1,270,000	1,352,550
Morgan Stanley
5.500%, 01/26/20	1,000,000	1,145,756
5.500%, 07/28/21	740,000	848,342
		10,049,074
Insurance (3.4%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,171,573
ING US, Inc., 2.900%, 02/15/18 (h)	1,000,000	1,014,297
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (h)	860,000	943,873
6.500%, 05/01/42 (h)	1,805,000	2,056,691
Pacific LifeCorp, 5.125%, 01/30/43 (h)	1,750,000	1,696,539
Prudential Financial, Inc., 5.200%, 03/15/44 (e)	1,160,000	1,162,900
Symetra Financial Corp., 6.125%, 04/01/16 (h) (i)	1,710,000	1,895,391
XL Group PLC, 6.250%, 05/15/27 (l)	2,180,000	2,649,827
		12,591,091
Real Estate Investment Trust-Health Care (1.1%)
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,479,780
Healthcare Realty Trust, Inc.
3.750%, 04/15/23	850,000	845,127
5.125%, 04/01/14	1,585,000	1,654,447
		3,979,354
Real Estate Investment Trust-Retail (0.5%)
WEA Finance LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (h)	1,580,000	1,697,626

Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,893,065

Savings and Loans (0.2%)
Santander Holdings USA, Inc., 3.000%, 09/24/15	555,000	569,067

Health Care (3.7%)
Drugs (1.3%)
Express Scripts Holding Co., 3.500%, 11/15/16	400,000	430,929
Medco Health Solutions, Inc., 7.125%, 03/15/18	2,350,000	2,908,005
Zoetis, Inc., 1.875%, 02/01/18 (h)	1,400,000	1,409,026
		4,747,960
Health Care Equipment & Supplies (0.7%)
St Jude Medical, Inc., 4.750%, 04/15/43	2,470,000	2,517,397

Health Care Providers & Services (0.9%)
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	383,802
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,439,577
Sinai Health System, 3.034%, 01/20/36	1,695,000	1,644,116
		3,467,495
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,849,774

Industrials (1.5%)
Containers & Packaging (0.3%)
Rock Tenn Co., 4.450%, 03/01/19	1,065,000	1,156,167

Diversified Manufacturing Operations (0.2%)
Actuant Corp., 5.625%, 06/15/22	860,000	892,250

Electrical Equipment (1.0%)
Roper Industries, Inc., 1.850%, 11/15/17	1,470,000	1,482,028

See accompanying notes to investments in securities.

	Principal	Value(a)
Avnet, Inc., 4.875%, 12/01/22	$2,000,000	$2,074,150
		3,556,178
Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc., 3.000%, 03/01/18	1,180,000	1,190,458

Technology (0.9%)
Computer Hardware (0.4%)
Hewlett-Packard Co., 3.000%, 09/15/16	1,600,000	1,656,106

Computer Software & Services (0.5%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,723,547

Transportation (4.2%)
Airlines (3.2%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22 (j)	497,025	554,183
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22 (j)	2,254,291	2,457,177
Continental Airlines 2006-1 Class G Pass Through Trust, 0.637%, 06/02/15 (e) (j)	1,788,219	1,783,749
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 05/07/21 (j)	820,000	887,650
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (h) (j)	1,200,000	1,269,000
United Air Lines, Inc., 10.400%, 05/01/18 (j)	1,341,461	1,542,680
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24 (j)	1,639,241	1,819,558
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26 (j)	715,000	799,012
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26 (j)	830,000	865,275
		11,978,284
Transport-Rail (1.0%)
BNSF Funding Trust I, 6.613%, 12/15/55 (e)	3,110,000	3,560,950

	Shares/ Principal
Utilities (2.0%)
Electric Companies (2.0%)
CMS Energy Corp.
2.750%, 05/15/14	$580,000	589,614
8.750%, 06/15/19	1,725,000	2,328,151
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,719,249
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,525,277
		7,162,291
Total corporate obligations (cost: $ 138,601,691)		146,380,017
Total long-term debt securities (cost: $ 340,352,917)		356,282,621

Short-Term Securities (3.5%)
Investment Companies (3.5%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	9,155,738	9,155,738
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $ 12,902,330)		12,902,330
Total investments in securities (cost: $ 353,255,247) (n)		369,184,951
Liabilities in excess of cash and other assets (-0.6%)		(2,340,939)
Total net assets (100.0%)		$366,844,012

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2013.

(c)          Security is issued on a when-issued or forward commitment basis. As of March 31, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $4,960,639.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Variable rate security.

(f)           Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On March 31, 2013, securities with an aggregate market value of $278,219 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note (June 2013)	15	Long	$204
5 Year U.S. Treasury Note (June 2013)	160	Long	29,679
10 Year U.S. Treasury Note (June 2013)	229	Short	(102,437)
	404		$(72,554)

(g)          U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(i)             Illiquid security. (See Note 3.)

(j)            These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)         Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)             Foreign security: The Fund held 1.0% of net assets in foreign securities at March 31, 2013.

(m)     Step rate security.

(n)         At March 31, 2013 the cost of securities for federal income tax purposes was $355,526,473. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$17,037,468
Gross unrealized depreciation	(3,378,990)
Net unrealized appreciation	$13,658,478

See accompanying notes to investments in securities.

Advantus Money Market Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (23.3%)
Consumer Staples (10.7%)
Beverages (3.2%)
Coca-Cola Co., 0.091%, 04/23/13 (b)	$3,000,000	$2,999,835

Food & Staples Retailing (3.2%)
Wal-Mart Stores, Inc., 0.091%, 04/10/13 (b)	3,000,000	2,999,933

Personal Care (4.3%)
Johnson & Johnson, 0.061%, 05/08/13 (b)	2,000,000	1,999,877
Proctor & Gamble Co., 0.101%, 04/02/13 (b)	2,000,000	1,999,994
		3,999,871
Financial (5.1%)
Auto Finance (2.4%)
American Honda Finance, 0.122%, 04/05/13	2,250,000	2,249,970

Diversified Financial Services (2.7%)
New York Life Capital Corp., 0.112%, 04/19/13 (b)	2,500,000	2,499,862

Health Care (3.7%)
Pharmaceuticals (3.7%)
Abbott Laboratories, 0.112%, 04/29/13 (b)	1,470,000	1,469,874
Roche Holdings, Inc., 0.132%, 04/25/13 (b)	2,000,000	1,999,827
		3,469,701
Industrials (3.8%)
Air Freight & Logistics (1.6%)
United Parcel Service, Inc., 0.061%, 04/09/13 (b)	1,500,000	1,499,980

Electrical Equipment (2.2%)
Emerson Electric Co., 0.101%, 05/29/13 (b)	2,000,000	1,999,678
Total commercial paper (cost: $ 21,718,830)		21,718,830

Certificate of Deposit (3.5%)
Financial (3.5%)
Banks (3.5%)
Bank of Nova Scotia, 0.523%, 01/17/14	3,250,000	3,253,810
Total certificate of deposit (cost: $ 3,253,810)		3,253,810

Corporate Bonds & Notes (18.9%)
Consumer Staples (1.0%)
Beverages (1.0%)
PepsiCo, Inc., 0.372%, 05/10/13 (c)	1,000,000	1,000,169

Financial (13.7%)
Banks (5.9%)
Credit Suisse, 5.000%, 05/15/13	2,700,000	2,715,058
Wachovia Corp., 2.069%, 05/01/13 (c)	2,800,000	2,804,225
		5,519,283
Diversified Financial Services (4.1%)
JPMorgan Chase & Co., 1.102%, 01/24/14 (c)	3,250,000	3,270,104
New York Life Global Funding, 5.375%, 09/15/13 (d)	500,000	511,562
		3,781,666
Insurance (3.7%)
MetLife Institutional Funding II, 0.380%, 09/12/13 (c) (d)	3,500,000	3,500,000

Industrials (4.2%)
Aerospace & Defense (4.2%)
United Technologies Corp., 0.557%, 12/02/13 (c)	3,885,000	3,893,655
Total corporate bonds & notes (cost: $ 17,694,773)		17,694,773

U.S. Government Obligations (39.8%)
Discount Notes (23.2%)
Federal Home Loan Mortgage Corp.
0.071%, 04/04/13	4,000,000	3,999,976
0.071%, 04/17/13	3,000,000	2,999,906
0.076%, 04/03/13	2,000,000	1,999,992
0.081%, 04/08/13	2,500,000	2,499,961
0.108%, 04/24/13	1,630,000	1,629,890
Federal National Mortgage Assoc.
0.066%, 04/01/13	2,000,000	2,000,000
0.081%, 05/02/13	2,500,000	2,499,828
0.081%, 05/22/13	1,500,000	1,499,830
0.091%, 05/20/13	2,500,000	2,499,694
		21,629,077
U.S. Treasury (16.6%)
U.S. Treasury Bill
0.053%, 04/18/13	1,500,000	1,499,963
0.055%, 05/30/13	2,000,000	1,999,821
0.058%, 04/11/13	2,500,000	2,499,960

See accompanying notes to investments in securities.

	Principal	Value(a)
0.060%, 05/09/13	$2,000,000	$1,999,875
0.070%, 05/16/13	2,000,000	1,999,829
0.071%, 04/18/13	1,500,000	1,499,951
0.079%, 05/23/13	3,000,000	2,999,664
0.082%, 04/11/13	1,000,000	999,978
		15,499,041
Total U.S. government obligations (cost: $ 37,128,118)		37,128,118

Other Short-Term Investments (8.7%)
Asset Backed Securities (8.7%)
AmeriCredit Automobile Receivables Trust, 0.240%, 02/10/14	1,177,838	1,177,838
ARI Fleet Lease Trust, 0.260%, 04/15/14 (d)	790,000	790,000
CarMax Auto Owner Trust, 0.200%, 02/17/14 (e)	815,229	815,229
Enterprise Fleet Financing LLC, 0.325%, 09/20/13 (d)	101,000	101,000
First Investors Auto Owner Trust, 0.321%, 01/15/14 (d) (e)	593,349	593,349
Ford Credit Auto Lease Trust, 0.230%, 10/15/13 (d) (e)	396,325	396,325
Ford Credit Auto Owner Trust, 0.200%, 03/15/14 (d) (e)	792,264	792,264
GE Equipment Small Ticket LLC, 0.433%, 06/21/13 (d) (e)	89,491	89,491
Great America Leasing Receivables, 0.240%, 02/18/14 (d)	1,077,049	1,077,049
Honda Auto Receivables Owner Trust, 0.289%, 08/15/13 (e)	87,574	87,574
Hyundai Auto Receivables Trust, 0.200%, 02/18/14	1,123,200	1,123,200
Nissan Auto Receivables Owner Trust, 0.263%, 08/15/13 (e)	239,633	239,633
Porsche Innovative Lease Owner Trust, 0.250%, 10/21/13 (d) (e)	97,480	97,480
Volvo Financial Equipment LLC, 0.260%, 04/15/14 (d)	715,000	715,000
Total other short-term investments (cost: $ 8,095,432)		8,095,432

	Shares
Investment Companies (6.7%)
Federated Government Obligations Fund, current rate 0.010%	1,650,000	1,650,000
STIT-Government & Agency Portfolio, current rate 0.020%	3,500,360	3,500,360
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,074,161	1,074,161
Total investment companies (cost: $ 6,224,521)		6,224,521
Total investments in securities (cost: $ 94,115,484) (f)		94,115,484
Liabilities in excess of cash and other assets (-0.9%)		(821,556)
Total net assets (100.0%)		$93,293,928

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Trustees.  In the aggregate such securities represent 20.9% of the Fund’s net assets as of March 31, 2013.

(c)          Variable rate security.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)          All or portion of the security segregated to cover extended settlement trades as of March 31, 2013.

(f)           At March 31, 2013, the cost of securities for federal income tax purposes was $94,115,484.

See accompanying notes to investments in securities.

Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (86.8%)
U.S. Government Agencies and Obligations (86.8%)
Export-Import Bank of the United States (0.4%)
Helios Leasing I LLC, 2.018%, 05/29/24	$127,476	$130,409
Union 16 Leasing LLC, 1.863%, 01/22/25	250,000	253,620
		384,029
Federal Home Loan Mortgage Corporation (FHLMC) (15.9%)
3.000%, 08/01/42	214,585	220,658
3.000%, 01/01/43	498,281	512,850
3.000%, 04/01/43 (b)	1,000,000	1,026,875
3.500%, 10/01/25	340,892	366,828
3.500%, 05/01/32	543,735	578,434
3.500%, 01/01/42	467,676	500,663
3.500%, 03/01/42 (c)	1,850,147	1,966,480
3.500%, 08/01/42	485,661	516,198
4.000%, 09/01/40	682,421	747,010
4.000%, 03/01/41 (c)	808,880	888,849
4.500%, 04/01/23	124,579	135,883
4.500%, 07/15/33	43,311	43,869
4.500%, 09/01/40	623,380	667,283
4.500%, 01/01/41 (c)	823,179	899,161
4.500%, 03/01/41 (c)	774,866	844,693
5.000%, 03/01/23	150,203	161,556
5.000%, 05/01/29	124,507	133,995
5.000%, 08/01/35 (c)	203,214	219,336
5.000%, 11/01/35 (c)	141,491	152,716
5.000%, 11/01/39 (c)	1,176,963	1,314,104
5.000%, 03/01/40 (c)	702,920	790,975
5.500%, 06/01/20 (c)	199,540	215,845
5.500%, 10/01/20 (c)	381,452	412,620
5.500%, 11/01/23	332,779	363,326
5.500%, 05/01/34 (c)	432,513	485,804
6.000%, 09/01/22 (c)	239,207	264,407
6.000%, 11/01/33 (c)	519,922	592,292
6.250%, 12/15/23	217,721	244,327
6.500%, 11/01/32	118,198	136,292
		15,403,329
Federal National Mortgage Association (FNMA) (57.1%)
2.500%, 03/01/27	915,846	953,447
3.000%, 09/01/22	457,336	484,318
3.000%, 04/01/28 (b)	2,650,000	2,786,123
3.000%, 03/01/42	221,792	228,944
3.000%, 08/01/42	344,786	356,268
3.000%, 09/01/42	294,125	303,782
3.000%, 04/01/43 (b)	2,925,000	3,016,863
3.140%, 08/01/15 (c)	1,500,000	1,565,857
3.500%, 11/01/25	171,543	185,345
3.500%, 01/01/26	397,945	429,962
3.500%, 04/01/28 (b)	1,430,000	1,515,800
3.500%, 12/01/32	490,448	523,737
3.500%, 11/01/40	390,076	415,943
3.500%, 01/01/41	761,094	807,706
3.500%, 11/01/41	691,248	735,791
3.500%, 05/01/42	416,916	443,976
3.500%, 04/01/43 (b)	6,020,000	6,356,744
4.000%, 04/01/41	242,482	264,653
4.000%, 04/01/43 (b)	1,445,000	1,540,506
4.500%, 04/01/21	22,785	24,571
4.500%, 11/01/23	134,034	146,693
4.500%, 07/25/24	605,000	658,074
4.500%, 04/01/25	341,290	367,245
4.500%, 05/01/35	730,101	789,019
4.500%, 07/01/35	597,529	646,122
4.500%, 09/01/37	708,103	765,246
4.500%, 04/01/43 (b)	1,000,000	1,077,344
5.000%, 05/01/18 (c)	279,649	300,249
5.000%, 10/01/20 (c)	149,276	161,187
5.000%, 06/25/23	500,000	555,565
5.000%, 10/25/33	114,795	119,220
5.000%, 11/01/33 (c)	689,283	751,075
5.000%, 03/01/34 (c)	1,563,109	1,701,296
5.000%, 05/01/34	176,318	191,794
5.000%, 12/01/34	146,432	159,559
5.000%, 04/01/35	231,633	251,963
5.000%, 07/01/35 (c)	1,457,386	1,585,186
5.000%, 03/01/38	433,871	482,799
5.000%, 06/01/39	555,769	628,169
5.000%, 12/01/39	597,008	674,781
5.000%, 06/01/40	253,959	282,598
5.000%, 04/01/41	421,983	474,449
5.500%, 02/01/18	163,615	176,651
5.500%, 03/01/18 (c)	370,148	397,906
5.500%, 08/01/23	216,289	237,807
5.500%, 02/01/24 (c)	266,851	293,400
5.500%, 04/01/33 (c)	744,755	838,400
5.500%, 05/01/33	76,701	84,452
5.500%, 10/01/33 (c)	580,075	638,693
5.500%, 01/01/34	162,833	179,287
5.500%, 02/01/34	108,947	120,036
5.500%, 03/01/34 (c)	1,464,214	1,659,305
5.500%, 04/01/34 (c)	1,336,755	1,504,425
5.500%, 05/01/34	42,819	47,240
5.500%, 09/01/34 (c)	404,579	448,371
5.500%, 10/01/34	258,048	284,151
5.500%, 01/01/35	415,222	466,393
5.500%, 02/01/35	647,497	728,147
5.500%, 06/01/35	48,104	52,769
5.500%, 08/01/35	229,088	252,524

See accompanying notes to investments in securities.

	Principal	Value(a)
5.500%, 10/01/35	$126,693	$143,574
5.500%, 11/01/35	54,260	59,523
5.500%, 09/01/36 (c)	599,447	661,333
5.500%, 05/01/38	29,075	31,713
6.000%, 09/01/32	48,958	55,819
6.000%, 10/01/32 (c)	767,116	878,436
6.000%, 11/01/32 (c)	612,028	700,842
6.000%, 03/01/33 (c)	671,794	766,517
6.000%, 04/01/33	233,346	263,635
6.000%, 12/01/33	156,455	176,763
6.000%, 08/01/34	193,659	217,368
6.000%, 09/01/34	118,383	132,011
6.000%, 11/01/34	56,819	63,360
6.000%, 12/01/34 (c)	542,632	605,097
6.000%, 11/01/36	109,319	122,415
6.000%, 01/01/37	729,446	807,945
6.000%, 08/01/37	257,222	284,589
6.000%, 09/01/37	283,630	319,027
6.000%, 12/01/37	186,416	206,477
6.000%, 12/01/38	327,122	366,311
6.500%, 11/01/23	147,301	164,332
6.500%, 02/01/32	521,567	591,838
6.500%, 04/01/32	188,104	215,730
6.500%, 05/01/32	71,707	81,270
6.500%, 07/01/32 (c)	682,067	772,072
6.500%, 09/01/32	10,340	11,774
6.500%, 09/01/34	31,870	37,110
6.500%, 11/01/34	26,041	29,309
6.500%, 03/01/35	302,492	347,428
6.500%, 02/01/36	131,040	147,408
6.500%, 06/01/36	192,328	215,580
6.500%, 08/01/37	59,814	66,718
6.500%, 09/01/37 (c)	387,589	434,992
7.000%, 09/01/31	267,790	314,807
7.000%, 11/01/31	42,062	50,488
7.000%, 02/01/32	170,485	193,659
7.000%, 07/01/32 (c)	33,261	40,004
7.000%, 10/01/37	17,569	20,877
7.500%, 04/01/31	81,391	95,265
7.500%, 07/25/22	320,701	370,315
		55,183,657
Government National Mortgage Association (GNMA) (13.0%)
0.000%, 03/16/42 (d) (e)	1,316,937	13
0.490%, 03/16/34 (d) (e)	3,132,850	26,924
0.602%, 06/17/45 (d) (e)	5,577,960	77,450
0.643%, 07/16/40 (d) (e)	1,468,156	29,125
3.000%, 04/01/43 (b)	1,300,000	1,358,906
3.500%, 11/15/40	283,242	304,980
4.000%, 07/20/31	726,677	780,769
4.000%, 12/20/40	1,722,973	1,941,374
4.000%, 01/15/41	167,560	183,249
4.000%, 02/15/41	871,359	977,453
4.000%, 10/15/41	870,450	965,825
4.500%, 06/15/40	720,361	801,874
4.920%, 05/16/34	118,331	120,080
5.000%, 05/15/33 (c)	300,779	330,162
5.000%, 12/15/39	164,477	184,656
5.000%, 01/15/40	2,010,125	2,226,590
5.000%, 07/15/40	1,311,601	1,438,499
5.500%, 07/15/38 (c)	409,581	450,808
5.500%, 10/15/38	355,115	402,512
		12,601,249
U.S. Treasury (0.3%)
U.S. Treasury Note, 2.000%, 02/15/23	250,000	253,164

Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	71,148	82,679
Total government obligations (cost: $ 80,976,103)		83,908,107

Asset-Backed Securities (4.7%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	258,919	194,269
Ally Auto Receivables Trust, 2.900%, 05/15/17 (g)	140,000	144,557
AmeriCredit Automobile Receivables Trust, 1.930%, 08/08/18	200,000	202,598
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/17	300,000	322,390
Conseco Financial Corp., 8.300%, 11/15/19	22,658	22,937
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (c) (d) (g) (h)	625,854	646,651
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (c) (d) (g)	606,352	619,829
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	278,884
GE Equipment Transportation LLC, 1.230%, 03/24/21	235,000	235,283
Huntington Auto Trust, 1.370%, 05/15/18	165,000	164,730
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (g)	210,000	218,648
Origen Manufactured Housing
4.750%, 08/15/21	217,566	217,724

See accompanying notes to investments in securities.

	Principal	Value(a)
5.460%, 11/15/35 (d)	$400,000	$420,472
5.910%, 01/15/37	550,000	574,016
Santander Drive Auto Receivables Trust, 3.010%, 04/16/18	195,000	202,407
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	73,924	76,800
Total asset-backed securities (cost: $ 4,530,721)		4,542,195

Other Mortgage-Backed Securities (6.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.4%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	261,216	243,257
BHN I Mortgage Fund
1.000%, 03/25/14 (d) (g) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (g) (h) (i) (j) (k)	425	—
7.916%, 07/01/13 (g) (h) (i) (j) (k)	50,980	—
Prudential Home Mortgage Securities
7.886%, 09/28/24 (d) (g)	3,230	2,625
7.900%, 04/28/22 (g)	73,380	64,146
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (g)	9,888	9,431
Structured Adjustable Rate Mortgage Loan Trust, 5.400%, 11/25/35 (d)	840,695	44,218
Structured Asset Mortgage Investments, Inc., 2.652%, 05/02/30 (d)	13,147	4,809
		368,486
Commercial Mortgage-Backed Securities (5.6%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	470,000	495,328
Asset Securitization Corp.
8.621%, 08/13/29 (e) (g) (h)	125,810	2,546
8.621%, 08/13/29 (d) (e)	189,524	3,835
BWAY 2013-1515 Mortgage Trust, 2.809%, 03/10/33 (g)	400,000	408,810
Citigroup Commercial Mortgage Trust
, 01/12/18	130,000	130,520
2.110%, 01/12/18	225,000	230,332
Extended Stay America Trust, 2.295%, 12/05/31 (g) (i)	600,000	598,980

	Shares/ Principal
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (h)	$638,589	502,689
JPMorgan Chase Commercial Mortgage Securities Corp.
1.969%, 12/05/27 (d) (e) (g) (h)	3,634,018	409,401
3.905%, 05/05/30 (g)	600,000	640,304
4.625%, 03/15/46	34,059	34,365
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (g)	240,000	244,945
3.451%, 08/05/34 (g)	150,000	154,550
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (g) (h) (i)	990,000	926,475
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (g)	372,753	372,747
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (g)	290,000	290,580
		5,446,407
Total other mortgage-backed securities (cost: $ 6,966,126)		5,814,893
Total long-term debt securities (cost: $ 92,472,950)		94,265,195

Short-Term Securities (21.6%)
U.S. Government Obligations (0.8%)
U.S. Treasury Bill
0.141%, 04/04/13 (l)	750,000	749,999

Investment Companies (20.8%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	10,356,287	10,356,287
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000	9,800,000
		20,156,287
Total short-term securities (cost: $ 20,906,278)		20,906,286
Total investments in securities (cost: $ 113,379,228) (m)		115,171,481
Liabilities in excess of cash and other assets (-19.1%)		(18,491,251)
Total net assets (100.0%)		$96,680,230

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $18,646,055.
(c)	All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2013.
(d)	Variable rate security.

See accompanying notes to investments in securities.

(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Step rate security.
(g)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(h)	Illiquid security. (See Note 3.)
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Foreign security: The Fund held 0.0% of net assets in foreign securities at March 31, 2013.
(l)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2013, securities with an aggregate market value of $100,000 have been segregated to cover margin requirements for the following open futures contracts:

Type	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

10 Year U.S. Treasury Note (June 2013)	2	Short	$(894)
5 Year U.S. Treasury Note (June 2013)	18	Short	(3,552)
	20		$(4,446)

(m)	At March 31, 2013 the cost of securities for federal income tax purposes was $114,276,174. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,092,855
Gross unrealized depreciation	(2,197,548)
Net unrealized appreciation	$895,307

See accompanying notes to investments in securities.

Advantus Index 500 Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.1%)
Consumer Discretionary (11.5%)
Auto Components (0.3%)
BorgWarner, Inc. ,(b)	3,864	$298,842
Delphi Automotive PLC (c)	9,723	431,701
Johnson Controls, Inc.	22,693	795,843
The Goodyear Tire & Rubber Co. (b)	8,121	102,406
		1,628,792
Automobiles (0.4%)
Ford Motor Co.	130,068	1,710,394
Harley-Davidson, Inc.	7,493	399,377
		2,109,771
Distributors (0.1%)
Genuine Parts Co.	5,106	398,268

Diversified Consumer Services (0.1%)
Apollo Group, Inc. - Class A (b)	3,239	56,326
H&R Block, Inc.	8,996	264,662
		320,988
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	14,731	505,273
Chipotle Mexican Grill, Inc. (b)	1,050	342,163
Darden Restaurants, Inc.	4,264	220,364
International Game Technology	8,767	144,656
Marriott International, Inc. - Class A	8,079	341,176
McDonald’s Corp.	33,254	3,315,091
Starbucks Corp.	24,848	1,415,342
Starwood Hotels & Resorts Worldwide, Inc.	6,424	409,402
Wyndham Worldwide Corp.	4,531	292,159
Wynn Resorts Ltd.	2,667	333,802
Yum! Brands, Inc.	14,947	1,075,287
		8,394,715
Household Durables (0.4%)
DR Horton, Inc.	9,270	225,261
Garmin, Ltd. (c)	3,600	118,944
Harman International Industries, Inc.	2,154	96,133
Leggett & Platt, Inc.	4,727	159,678
Lennar Corp. - Class A	5,446	225,900
Newell Rubbermaid, Inc.	9,497	247,872
PulteGroup, Inc. (b)	11,281	228,327
Stanley Black & Decker, Inc.	5,314	430,274
Whirlpool Corp.	2,582	305,864
		2,038,253
Internet & Catalog Retail (1.1%)
Amazon.com, Inc. (b)	12,059	3,213,603
Expedia, Inc.	3,023	181,410
Netflix, Inc. (b)	1,906	361,016
priceline.com, Inc. (b)	1,682	1,157,098
TripAdvisor, Inc. (b)	3,640	191,173
		5,104,300
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,780	166,093
Mattel, Inc.	11,415	499,863
		665,956
Media (3.6%)
Cablevision Systems Corp.	7,112	106,396
CBS Corp. - Class B	19,403	905,926
Comcast Corp. - Class A	87,529	3,677,093
DIRECTV (b)	19,005	1,075,873
Discovery Communications, Inc. (b)	8,133	640,392
Gannett Co., Inc.	7,611	166,453
Interpublic Group of Cos., Inc.	13,725	178,837
News Corp. - Class A	66,314	2,023,903
Omnicom Group, Inc.	8,668	510,545
Scripps Networks Interactive, Inc. - Class A	2,829	182,018
The McGraw-Hill Cos., Inc.	9,219	480,125
The Walt Disney Co.	59,871	3,400,673
The Washington Post Co. - Class B	170	75,990
Time Warner Cable, Inc. - Class A	9,800	941,388
Time Warner, Inc.	30,999	1,786,162
Viacom, Inc. - Class B	15,101	929,769
		17,081,543
Multiline Retail (0.8%)
Dollar General Corp. (b)	10,032	507,419
Dollar Tree, Inc. (b)	7,525	364,436
Family Dollar Stores, Inc.	3,199	188,901
JC Penney Co., Inc.	4,682	70,745
Kohl’s Corp.	7,001	322,956
Macy’s, Inc.	13,107	548,397
Nordstrom, Inc.	4,965	274,217
Target Corp.	21,581	1,477,219
		3,754,290
Specialty Retail (2.1%)
Abercrombie & Fitch Co. - Class A	2,570	118,734

See accompanying notes to investments in securities.

	Shares	Value(a)
AutoNation, Inc. (b)	1,250	$54,688
AutoZone, Inc. (b)	1,242	492,788
Bed Bath & Beyond, Inc. (b)	7,499	483,086
Best Buy Co., Inc.	8,819	195,341
CarMax, Inc. (b)	7,566	315,502
GameStop Corp. - Class A	3,966	110,929
Home Depot, Inc.	49,582	3,459,832
L Brands, Inc.	7,932	354,243
Lowe’s Cos., Inc.	36,809	1,395,797
O’Reilly Automotive, Inc. (b)	3,691	378,512
PetSmart, Inc.	3,490	216,729
Ross Stores, Inc.	7,363	446,345
Staples, Inc.	22,347	300,120
The Gap, Inc.	9,856	348,903
Tiffany & Co.	3,972	276,213
TJX Cos., Inc.	24,183	1,130,555
Urban Outfitters, Inc. (b)	3,538	137,062
		10,215,379
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	9,311	465,457
Fossil, Inc. (b)	1,813	175,136
NIKE, Inc. - Class B	24,059	1,419,722
PVH Corp.	2,620	279,842
Ralph Lauren Corp.	2,041	345,562
VF Corp.	2,958	496,204
		3,181,923
Consumer Staples (10.6%)
Beverages (2.3%)
Beam, Inc.	5,300	336,762
Brown-Forman Corp. - Class B	4,986	356,000
Coca-Cola Enterprises, Inc.	8,702	321,278
Constellation Brands, Inc. - Class A (b)	4,958	236,199
Dr Pepper Snapple Group, Inc.	6,752	317,006
Molson Coors Brewing Co. - Class B	5,081	248,613
Monster Beverage Corp. (b)	4,776	228,006
PepsiCo, Inc.	51,161	4,047,347
The Coca-Cola Co.	127,101	5,139,965
		11,231,176
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	14,412	1,529,257
CVS Caremark Corp.	40,828	2,245,132
Safeway, Inc.	7,941	209,245
Sysco Corp.	19,432	683,423
The Kroger Co.	17,143	568,119
Wal-Mart Stores, Inc.	55,467	4,150,596
Walgreen Co.	28,520	1,359,834
Whole Foods Market, Inc.	5,690	493,608
		11,239,214
Food Products (1.8%)
Archer-Daniels-Midland Co.	21,840	736,663
Campbell Soup Co.	5,912	268,168
ConAgra Foods, Inc.	13,677	489,773
Dean Foods Co. (b)	6,085	110,321
General Mills, Inc.	21,442	1,057,305
HJ Heinz Co.	10,633	768,447
Hormel Foods Corp.	4,360	180,155
Kellogg Co.	8,299	534,705
Kraft Foods Group, Inc.	19,649	1,012,513
McCormick & Co., Inc.	4,331	318,545
Mead Johnson Nutrition Co.	6,713	519,922
Mondelez International, Inc. - Class A	58,970	1,805,072
The Hershey Co.	5,019	439,313
The JM Smucker Co.	3,529	349,936
Tyson Foods, Inc. - Class A	9,405	233,432
		8,824,270
Household Products (2.2%)
Clorox Co.	4,378	387,584
Colgate-Palmolive Co.	14,579	1,720,760
Kimberly-Clark Corp.	12,854	1,259,435
The Procter & Gamble Co.	90,586	6,980,557
		10,348,336
Personal Care (0.2%)
Avon Products, Inc.	14,335	297,165
The Estee Lauder Cos., Inc. - Class A	7,949	508,974
		806,139
Tobacco (1.7%)
Altria Group, Inc.	66,650	2,292,093
Lorillard, Inc.	12,580	507,603
Philip Morris International, Inc.	54,643	5,065,953
Reynolds American, Inc.	10,669	474,664
		8,340,313
Energy (10.6%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	14,651	679,953
Cameron International Corp. (b)	8,179	533,271
Diamond Offshore Drilling, Inc.	2,296	159,710
Ensco PLC Class A (c)	7,695	461,700
FMC Technologies, Inc. (b)	7,878	428,484
Halliburton Co.	30,900	1,248,669
Helmerich & Payne, Inc.	3,528	214,149

See accompanying notes to investments in securities.

	Shares	Value(a)
Nabors Industries, Ltd. (c)	9,645	$156,442
National Oilwell Varco, Inc.	14,148	1,000,970
Noble Corp. (c)	8,380	319,697
Rowan Cos. PLC (b)	4,088	144,552
Schlumberger, Ltd.	44,047	3,298,680
		8,646,277
Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	16,600	1,451,670
Apache Corp.	12,991	1,002,385
Cabot Oil & Gas Corp. - Class A	6,942	469,349
Chesapeake Energy Corp.	17,267	352,419
Chevron Corp.	64,423	7,654,741
ConocoPhillips	40,490	2,433,449
Consol Energy, Inc.	7,544	253,856
Denbury Resources, Inc. (b)	12,384	230,962
Devon Energy Corp.	12,521	706,435
EOG Resources, Inc.	8,991	1,151,477
EQT Corp.	4,921	333,398
Exxon Mobil Corp.	148,579	13,388,454
Hess Corp.	9,853	705,573
Kinder Morgan, Inc.	20,950	810,346
Marathon Oil Corp.	23,468	791,341
Marathon Petroleum Corp.	10,991	984,794
Murphy Oil Corp.	6,006	382,762
Newfield Exploration Co. (b)	4,430	99,321
Noble Energy, Inc.	5,970	690,490
Occidental Petroleum Corp.	26,712	2,093,419
Peabody Energy Corp.	8,907	188,383
Phillips 66	20,610	1,442,082
Pioneer Natural Resources Co.	4,436	551,173
QEP Resources, Inc.	5,850	186,264
Range Resources Corp.	5,358	434,212
Southwestern Energy Co. (b)	11,627	433,222
Spectra Energy Corp.	22,156	681,297
Tesoro Corp.	4,540	265,817
The Williams Cos., Inc.	22,514	843,374
Valero Energy Corp.	18,336	834,105
WPX Energy, Inc. (b)	6,584	105,476
		41,952,046
Financial (15.4%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	6,747	496,916
BlackRock, Inc.	4,211	1,081,722
E*Trade Financial Corp. (b)	9,366	100,310
Franklin Resources, Inc.	4,631	698,401
Invesco, Ltd.	14,622	423,453
Legg Mason, Inc.	3,805	122,331
Morgan Stanley	45,526	1,000,661
Northern Trust Corp.	7,217	393,759
State Street Corp.	15,151	895,273
T Rowe Price Group, Inc.	8,553	640,363
The Bank of New York Mellon Corp.	38,583	1,079,938
The Charles Schwab Corp.	36,446	644,730
The Goldman Sachs Group, Inc.	14,511	2,135,294
		9,713,151
Commercial Banks (2.7%)
BB&T Corp.	23,207	728,468
Comerica, Inc.	6,223	223,717
Fifth Third Bancorp	29,025	473,398
First Horizon National Corp.	8,071	86,198
Huntington Bancshares, Inc.	27,922	206,344
KeyCorp	30,636	305,135
M&T Bank Corp.	4,018	414,497
PNC Financial Services Group, Inc.	17,524	1,165,346
Regions Financial Corp.	46,870	383,865
SunTrust Banks, Inc.	17,872	514,892
US Bancorp	61,792	2,096,603
Wells Fargo & Co.	162,555	6,012,909
Zions Bancorporation	6,081	151,964
		12,763,336
Consumer Finance (0.9%)
American Express Co.	31,870	2,149,950
Capital One Financial Corp.	19,308	1,060,975
Discover Financial Services	16,428	736,631
SLM Corp.	15,033	307,876
		4,255,432
Diversified Financial Services (3.5%)
Bank of America Corp.	358,818	4,370,403
Citigroup, Inc.	100,770	4,458,065
CME Group, Inc.	10,177	624,766
IntercontinentalExchange, Inc. (b)	2,425	395,445
JPMorgan Chase & Co.	126,925	6,023,863
Leucadia National Corp.	9,727	266,812
Moody’s Corp.	6,408	341,674
NYSE Euronext	8,055	311,245
The NASDAQ OMX Group, Inc.	3,830	123,709
		16,915,982
Diversified REIT’s (0.1%)
Vornado Realty Trust	5,585	467,129
Industrial REIT’s (0.1%)
ProLogis, Inc.	15,347	613,573

See accompanying notes to investments in securities.

	Shares	Value(a)
Insurance (4.0%)
ACE, Ltd. (c)	11,252	$1,001,090
Aflac, Inc.	15,511	806,882
American International Group, Inc. (b)	48,957	1,900,511
Aon PLC (c)	10,332	635,418
Assurant, Inc.	2,541	114,370
Berkshire Hathaway, Inc. - Class B (b)	60,485	6,302,537
Chubb Corp.	8,654	757,485
Cincinnati Financial Corp.	4,813	227,126
Genworth Financial, Inc. - Class A (b)	16,339	163,390
Hartford Financial Services Group, Inc.	14,478	373,532
Lincoln National Corp.	9,002	293,555
Loews Corp.	10,266	452,423
Marsh & McLennan Cos., Inc.	18,170	689,915
MetLife, Inc.	36,265	1,378,795
Principal Financial Group, Inc.	9,145	311,204
Prudential Financial, Inc.	15,420	909,626
The Allstate Corp.	15,832	776,876
The Progressive Corp.	18,424	465,575
The Travelers Cos., Inc.	12,534	1,055,238
Torchmark Corp.	3,038	181,672
Unum Group	8,946	252,725
XL Group PLC (c)	9,781	296,364
		19,346,309
Office REIT’s (0.1%)
Boston Properties, Inc.	5,063	511,667

Real Estate Services (0.1%)
CBRE Group, Inc. (b)	10,025	253,131

Residential REIT’s (0.3%)
Apartment Investment & Management Co. - Class A	4,784	146,678
AvalonBay Communities, Inc.	3,801	481,473
Equity Residential	10,623	584,902
		1,213,053
Retail REIT’s (0.4%)
Kimco Realty Corp.	13,526	302,982
Simon Property Group, Inc.	10,435	1,654,574
		1,957,556
Specialized REIT’s (1.1%)
American Tower Corp.	13,102	1,007,806
HCP, Inc.	15,034	749,595
Health Care REIT, Inc.	8,620	585,384
Host Hotels & Resorts, Inc.	24,098	421,474
Plum Creek Timber Co., Inc.	5,309	277,130
Public Storage	4,839	737,077
Ventas, Inc.	9,681	708,649
Weyerhaeuser Co.	18,075	567,183
		5,054,298
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,764	136,201
People’s United Financial, Inc.	11,230	150,931
		287,132
Health Care (12.2%)
Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc. (b)	6,509	599,739
Amgen, Inc.	24,819	2,544,196
Biogen Idec, Inc. (b)	7,837	1,511,836
Celgene Corp. (b)	13,886	1,609,526
Gilead Sciences, Inc. (b)	50,485	2,470,231
		8,735,528
Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	18,104	1,315,075
Becton Dickinson and Co.	6,432	614,963
Boston Scientific Corp. (b)	45,014	351,559
CareFusion Corp. (b)	7,347	257,072
Covidien PLC (c)	15,653	1,061,899
CR Bard, Inc.	2,569	258,904
DENTSPLY International, Inc.	4,737	200,944
Edwards Lifesciences Corp. (b)	3,773	309,990
Intuitive Surgical, Inc. (b)	1,335	655,739
Medtronic, Inc.	33,538	1,574,944
St Jude Medical, Inc.	9,380	379,327
Stryker Corp.	9,590	625,652
Varian Medical Systems, Inc. (b)	3,566	256,752
Zimmer Holdings, Inc.	5,616	422,435
		8,285,255
Health Care Providers & Services (1.8%)
Aetna, Inc.	10,877	556,032
AmerisourceBergen Corp.	7,632	392,666
Cardinal Health, Inc.	11,303	470,431
Cigna Corp.	9,482	591,392
Coventry Health Care, Inc.	4,387	206,321
DaVita HealthCare Partners Inc. (b)	2,784	330,155
Express Scripts Holding Co. (b)	27,142	1,564,736
Humana, Inc.	5,210	360,063

See accompanying notes to investments in securities.

	Shares	Value(a)
Laboratory Corp. of America Holdings (b)	3,075	$277,365
McKesson Corp.	7,723	833,775
Patterson Cos., Inc.	2,764	105,143
Quest Diagnostics, Inc.	5,235	295,516
Tenet Healthcare Corp. (b)	3,451	164,199
UnitedHealth Group, Inc.	33,988	1,944,453
WellPoint, Inc.	10,082	667,731
		8,759,978
Health Care Technology (0.1%)
Cerner Corp. (b)	4,886	462,948

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc. (d)	11,506	482,907
Life Technologies Corp. (b)	5,674	366,711
PerkinElmer, Inc.	3,714	124,939
Thermo Fisher Scientific, Inc.	11,859	907,095
Waters Corp. (b)	2,818	264,638
		2,146,290
Pharmaceuticals (6.2%)
Abbott Laboratories	52,086	1,839,678
AbbVie, Inc.	52,417	2,137,565
Actavis, Inc. (b)	4,188	385,757
Allergan, Inc.	10,199	1,138,514
Bristol-Myers Squibb Co.	54,297	2,236,494
Eli Lilly & Co.	33,104	1,879,976
Forest Laboratories, Inc. (b)	7,756	295,038
Hospira, Inc. (b)	5,386	176,822
Johnson & Johnson	92,697	7,557,586
Merck & Co., Inc.	100,226	4,432,996
Mylan, Inc. (b)	13,117	379,606
Perrigo Co.	2,962	351,678
Pfizer, Inc.	238,401	6,880,253
		29,691,963
Industrials (9.7%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	11,017	776,809
Honeywell International, Inc.	25,992	1,958,497
L-3 Communications Holdings, Inc.	2,981	241,223
Lockheed Martin Corp.	8,879	857,001
Northrop Grumman Corp.	7,863	551,589
Precision Castparts Corp.	4,885	926,294
Raytheon Co.	10,789	634,285
Rockwell Collins, Inc.	4,529	285,870
The Boeing Co.	22,568	1,937,463
United Technologies Corp.	27,965	2,612,770
		10,781,801
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,309	315,673
Expeditors International of Washington, Inc.	6,847	244,506
FedEx Corp.	9,698	952,344
United Parcel Service, Inc. - Class B	23,713	2,036,947
		3,549,470
Airlines (0.1%)
Southwest Airlines Co.	24,144	325,461

Building Products (0.1%)
Masco Corp.	11,824	239,436

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,319	142,949
Cintas Corp.	3,444	151,984
Iron Mountain, Inc.	5,477	198,870
Pitney Bowes, Inc.	6,637	98,626
Republic Services, Inc.	9,859	325,347
Stericycle, Inc. (b)	2,851	302,719
The ADT Corp.	7,701	376,887
Waste Management, Inc.	14,501	568,584
		2,165,966
Construction & Engineering (0.2%)
Fluor Corp.	5,389	357,452
Jacobs Engineering Group, Inc. (b)	4,259	239,526
Quanta Services, Inc. (b)	7,053	201,575
		798,553
Electrical Equipment (0.6%)
Eaton Corp. PLC (c)	15,622	956,848
Emerson Electric Co.	23,945	1,337,807
Rockwell Automation, Inc.	4,675	403,686
Roper Industries, Inc.	3,299	419,996
		3,118,337
Industrial Conglomerates (2.3%)
3M Co.	21,051	2,237,932
General Electric Co.	344,823	7,972,308
Textron, Inc.	9,004	268,409
Tyco International Ltd. (c)	15,453	494,496
		10,973,145
Machinery (1.9%)
Caterpillar, Inc.	21,722	1,889,162
Cummins, Inc.	5,832	675,404
Danaher Corp.	19,227	1,194,958
Deere & Co.	12,918	1,110,690
Dover Corp.	5,792	422,121
Flowserve Corp.	1,578	264,646
Illinois Tool Works, Inc.	13,772	839,266
Ingersoll-Rand PLC (c)	9,139	502,736
Joy Global, Inc.	3,520	209,511

See accompanying notes to investments in securities.

	Shares	Value(a)
PACCAR, Inc.	11,721	$592,614
Pall Corp.	3,628	248,046
Parker Hannifin Corp.	4,907	449,383
Pentair, Ltd. (c)	6,835	360,546
Snap-On, Inc.	1,938	160,273
Xylem, Inc.	6,118	168,612
		9,087,968
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,339	112,007
Equifax, Inc.	3,913	225,350
Robert Half International, Inc.	4,623	173,501
		510,858
Road & Rail (0.8%)
CSX Corp.	33,851	833,750
Norfolk Southern Corp.	10,430	803,944
Ryder System, Inc.	1,649	98,528
Union Pacific Corp.	15,563	2,216,327
		3,952,549
Trading Companies & Distributors (0.2%)
Fastenal Co.	8,949	459,531
WW Grainger, Inc.	2,055	462,334
		921,865
Information Technology (17.5%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	176,816	3,697,223
F5 Networks, Inc. (b)	2,642	235,349
Harris Corp.	3,646	168,956
JDS Uniphase Corp. (b)	7,751	103,631
Juniper Networks, Inc. (b)	17,097	316,978
Motorola Solutions, Inc.	9,152	586,003
QUALCOMM, Inc.	56,976	3,814,543
		8,922,683
Computers & Peripherals (4.0%)
Apple, Inc. (e)	31,141	13,783,941
Dell, Inc.	48,430	694,002
EMC Corp. (b)	69,786	1,667,187
Hewlett-Packard Co.	64,755	1,543,759
NetApp, Inc. (b)	11,924	407,324
SanDisk Corp. (b)	8,014	440,770
Western Digital Corp.	7,182	361,111
		18,898,094
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	5,281	394,227
Corning, Inc.	48,827	650,864
FLIR Systems, Inc.	4,807	125,030
Jabil Circuit, Inc.	6,100	112,728
Molex, Inc.	4,491	131,496
Seagate Technology PLC (c)	10,591	387,207
TE Connectivity, Ltd. (c)	13,936	584,337
		2,385,889
Internet Software & Services (2.2%)
Akamai Technologies, Inc. (b)	5,855	206,623
eBay, Inc. (b)	38,695	2,098,043
Google, Inc. - Class A (b)	8,863	7,037,488
VeriSign, Inc. (b)	5,059	239,190
Yahoo!, Inc. (b)	32,138	756,207
		10,337,551
IT Services (3.7%)
Accenture PLC Class A (c)	21,329	1,620,364
Automatic Data Processing, Inc.	16,084	1,045,782
Cognizant Technology Solutions Corp. - Class A (b)	9,974	764,108
Computer Sciences Corp.	5,089	250,531
Fidelity National Information Services, Inc.	9,722	385,186
Fiserv, Inc. (b)	4,379	384,607
International Business Machines Corp.	34,742	7,410,469
Mastercard, Inc. - Class A	3,507	1,897,743
Paychex, Inc.	10,734	376,441
SAIC, Inc.	9,409	127,492
Teradata Corp. (b)	5,498	321,688
The Western Union Co.	18,861	283,669
Total System Services, Inc.	5,292	131,136
Visa, Inc. - Class A	17,102	2,904,604
		17,903,820
Office Electronics (0.1%)
Xerox Corp.	40,584	349,022

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc. (b)	20,127	51,324
Altera Corp.	10,603	376,088
Analog Devices, Inc.	10,113	470,153
Applied Materials, Inc.	39,795	536,437
Broadcom Corp. - Class A	17,313	600,242
First Solar, Inc. (b)	1,932	52,087
Intel Corp.	164,017	3,583,772
KLA-Tencor Corp.	5,488	289,437
Lam Research Corp. (b)	5,355	222,018
Linear Technology Corp.	7,665	294,106
LSI Corp. (b)	18,230	123,599
Microchip Technology, Inc.	6,401	235,301
Micron Technology, Inc. (b)	33,883	338,152
NVIDIA Corp.	20,721	265,643
Teradyne, Inc. (b)	6,274	101,764

See accompanying notes to investments in securities.

	Shares	Value(a)
Texas Instruments, Inc.	36,636	$1,299,845
Xilinx, Inc.	8,656	330,400
		9,170,368
Software (3.2%)
Adobe Systems, Inc. (b)	16,514	718,524
Autodesk, Inc. (b)	7,441	306,867
BMC Software, Inc. (b)	4,313	199,821
CA, Inc.	11,037	277,801
Citrix Systems, Inc. (b)	6,166	444,939
Electronic Arts, Inc. (b)	9,951	176,133
Intuit, Inc.	9,239	606,540
Microsoft Corp.	249,992	7,152,271
Oracle Corp.	122,457	3,960,260
Red Hat, Inc. (b)	6,388	322,977
Salesforce.com, Inc. (b)	4,482	801,516
Symantec Corp. (b)	22,854	564,037
		15,531,686
Materials (3.3%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	6,885	599,821
Airgas, Inc.	2,249	223,011
CF Industries Holdings, Inc.	2,098	399,396
Eastman Chemical Co.	5,117	357,525
Ecolab, Inc.	8,747	701,334
EI du Pont de Nemours & Co.	30,982	1,523,075
FMC Corp.	4,489	256,008
International Flavors & Fragrances, Inc.	2,677	205,246
LyondellBasell Industries NV Class A (c)	12,591	796,884
Monsanto Co.	17,768	1,876,834
PPG Industries, Inc.	4,707	630,455
Praxair, Inc.	9,822	1,095,546
Sigma-Aldrich Corp.	3,938	305,904
The Dow Chemical Co.	39,938	1,271,626
The Mosaic Co.	9,175	546,922
The Sherwin-Williams Co.	2,872	485,052
		11,274,639
Construction Materials (0.0%)
Vulcan Materials Co.	4,249	219,673

Containers & Packaging (0.1%)
Ball Corp.	4,955	235,759
Bemis Co., Inc.	3,343	134,924
Owens-Illinois, Inc. (b)	5,385	143,510
Sealed Air Corp.	6,384	153,918
		668,111
Metals & Mining (0.6%)
Alcoa, Inc.	35,460	302,119
Allegheny Technologies, Inc.	3,556	112,761
Cliffs Natural Resources, Inc.	4,977	94,613
Freeport-McMoRan Copper & Gold, Inc.	31,488	1,042,253
Newmont Mining Corp.	16,472	690,012
Nucor Corp.	10,534	486,144
United States Steel Corp.	4,742	92,469
		2,820,371
Paper & Forest Products (0.2%)
International Paper Co.	14,631	681,512
MeadWestvaco Corp.	5,785	209,996
		891,508
Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	182,110	6,681,616
CenturyLink, Inc.	20,753	729,053
Frontier Communications Corp.	33,104	131,754
Verizon Communications, Inc.	94,785	4,658,682
Windstream Corp.	19,581	155,669
		12,356,774
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp. (b)	9,722	677,040
MetroPCS Communications, Inc. (b)	10,531	114,788
Sprint Nextel Corp. (b)	99,842	620,019
		1,411,847
Utilities (3.4%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	16,105	783,186
Duke Energy Corp.	23,367	1,696,211
Edison International	10,804	543,657
Entergy Corp.	5,865	370,903
Exelon Corp.	28,353	977,611
FirstEnergy Corp.	13,868	585,230
NextEra Energy, Inc.	14,056	1,091,870
Northeast Utilities	10,423	452,984
Pepco Holdings, Inc.	7,601	162,661
Pinnacle West Capital Corp.	3,623	209,735
PPL Corp.	19,328	605,160
Southern Co.	28,816	1,352,047
		8,831,255

See accompanying notes to investments in securities.

	Shares	Value(a)
Gas Utilities (0.1%)
AGL Resources, Inc.	3,877	$162,640
ONEOK, Inc.	6,766	322,535
		485,175
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	10,716	283,867
The AES Corp.	20,526	258,012
		541,879
Multi-Utilities (1.3%)
Ameren Corp.	8,042	281,631
CenterPoint Energy, Inc.	14,182	339,801
CMS Energy Corp.	8,756	244,643
Consolidated Edison, Inc.	9,712	592,723
Dominion Resources, Inc.	19,111	1,111,878
DTE Energy Co.	5,675	387,829
Integrys Energy Group, Inc.	2,606	151,565
NiSource, Inc.	10,295	302,055
PG&E Corp.	14,545	647,689
Public Service Enterprise Group, Inc.	16,778	576,157
SCANA Corp.	4,301	220,039
Sempra Energy	7,448	595,393
TECO Energy, Inc.	6,732	119,964
Wisconsin Energy Corp.	7,594	325,707
Xcel Energy, Inc.	16,192	480,902
		6,377,976
Total common stocks (cost: $ 181,796,451)		463,519,390

Short-Term Securities (2.8%)
Investment Companies (2.8%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	11,814,577	11,814,577
Total short-term securities (cost: $ 13,214,577)		13,214,577
Total investments in securities (cost: $ 195,011,028) (f)		476,733,967
Cash and other assets in excess of liabilities (0.1%)		685,034
Total net assets (100.0%)		$477,419,001

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 2.1% of net assets in foreign securities at March 31, 2013.

(d)         All or portion of the security segregated to cover extended settlement trades as of March 31, 2013.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2013, securities with an aggregate market value of $2,213,150 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	June 2013	164	Long	$132,383
		164		$132,383

(f)           At March 31, 2013 the cost of securities for federal income tax purposes was $199,032,336. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$285,204,686
Gross unrealized depreciation	(7,503,055)
Net unrealized appreciation	$277,701,631

See accompanying notes to investments in securities.

Advantus International Bond Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (79.0%)
Australia (4.5%)
Government (4.5%)
New South Wales Treasury Corp. (AUD)
5.500%, 08/01/13	485,000	$509,757
5.500%, 03/01/17	1,440,000	1,623,672
Queensland Treasury Corp. (AUD)
6.000%, 08/14/13	1,325,000	1,396,638
6.000%, 08/21/13	595,000	627,337
6.000%, 09/14/17 (c)	585,000	673,386
Western Australia Treasury Corp. (AUD) 8.000% , 06/15/13	1,077,000	1,133,939
		5,964,729
Brazil (5.5%)
Government (5.5%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,543,384
6.000%, 08/15/16	114,000	139,103
6.000%, 08/15/18	110,000	138,242
6.000%, 05/15/45	2,000,000	2,891,370
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000% , 01/01/17	3,300,000	1,672,780
		7,384,879
Canada (4.3%)
Government (4.3%)
Canadian Government Bond (CAD)
1.000%, 02/01/14	1,397,000	1,374,820
1.000%, 11/01/14	820,000	807,167
1.000%, 02/01/15	2,010,000	1,978,879
2.000%, 03/01/14	301,000	298,903
2.000%, 12/01/14	729,000	729,402
2.250%, 08/01/14	247,000	247,102
2.500%, 09/01/13	258,000	255,478
		5,691,751
Hungary (4.0%)
Government (4.0%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	126,571
5.500%, 02/12/16	21,500,000	91,932
6.500%, 06/24/19	19,100,000	83,336
6.750%, 08/22/14	90,140,000	390,596
6.750%, 02/24/17	19,200,000	84,959
6.750%, 11/24/17	91,950,000	408,244
7.000%, 06/24/22	12,300,000	54,166
7.500%, 10/24/13	12,300,000	52,663
7.500%, 11/12/20	8,830,000	40,540
7.750%, 08/24/15	23,440,000	105,146
8.000%, 02/12/15	13,800,000	61,576
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	37,167
3.875%, 02/24/20	150,000	171,337
4.375%, 07/04/17	175,000	217,279
5.750%, 06/11/18	530,000	683,063
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	382,000
5.375%, 02/21/23	740,000	696,525
6.250%, 01/29/20	735,000	750,619
6.375%, 03/29/21	810,000	834,300
		5,272,019
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875% , 05/11/22 (d)	340,000	389,814

Indonesia (4.3%)
Government (4.3%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	2,494,370
10.000%, 09/15/24	1,959,000,000	268,896
10.250%, 07/15/22	2,155,000,000	294,953
11.000%, 11/15/20	6,128,000,000	848,484
12.800%, 06/15/21	8,576,000,000	1,307,318
12.900%, 06/15/22	3,361,000,000	523,439
		5,737,460
Ireland (8.1%)
Government (8.1%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	168,104
4.500%, 10/18/18	98,000	134,381
4.500%, 04/18/20	546,000	732,444
5.000%, 10/18/20	2,716,000	3,745,746
5.400%, 03/13/25	2,689,100	3,732,770
5.500%, 10/18/17	1,317,000	1,871,012
5.900%, 10/18/19	310,000	449,532
		10,833,989
Israel (0.6%)
Government (0.6%)
Israel Government Bond - Fixed (ILS) 3.500% , 09/30/13	2,776,000	770,529

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Lithuania (1.9%)
Government (1.9%)
Lithuania Government International Bond (USD) 6.125% , 03/09/21 (d)	100,000	$118,500
Republic of Lithuania (USD)
6.750%, 01/15/15 (d)	1,130,000	1,223,790
7.375%, 02/11/20 (d)	900,000	1,131,750
		2,474,040
Malaysia (1.6%)
Government (1.6%)
Malaysia Government Bond (MYR)
3.210%, 05/31/13	1,175,000	379,546
3.434%, 08/15/14	1,055,000	342,478
3.461%, 07/31/13	540,000	174,625
3.700%, 05/15/13	205,000	66,256
3.741%, 02/27/15	875,000	286,221
3.835%, 08/12/15	470,000	154,525
5.094%, 04/30/14	2,025,000	668,173
8.000%, 10/30/13	20,000	6,644
		2,078,468
Mexico (7.1%)
Government (7.1%)
Mexican Bonos (MXN)
6.000%, 06/18/15	3,126,000	262,572
6.250%, 06/16/16	1,910,000	162,964
7.000%, 06/19/14	703,000	58,915
7.750%, 12/14/17	5,000,000	457,997
8.000%, 12/19/13	41,050,000	3,417,452
8.000%, 12/17/15	36,508,000	3,229,680
9.000%, 06/20/13	9,633,000	788,828
9.500%, 12/18/14	2,130,000	187,830
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,362,529	121,444
3.500%, 12/14/17	2,468,351	222,543
4.000%, 06/13/19	1,703,162	162,386
4.500%, 12/18/14	995,733	85,667
5.000%, 06/16/16	2,493,034	227,178
		9,385,456
Philippines (0.1%)
Government (0.1%)
Philippine Government Bond (PHP)
6.250%, 01/27/14	780,000	19,984
7.000%, 01/27/16	1,240,000	34,131
9.125%, 09/04/16	730,000	21,671
		75,786
Poland (9.6%)
Government (9.6%)
Poland Government Bond (PLN)
3.980%, 01/25/17 (e)	2,011,000	619,601
3.980%, 01/25/21 (e)	2,040,000	621,324
4.205%, 07/25/14 (f)	730,000	215,715
4.677%, 01/25/14 (f)	2,925,000	877,109
4.728%, 07/25/13 (f)	3,082,000	939,065
5.000%, 10/24/13	1,840,000	571,781
5.250%, 04/25/13	1,430,000	440,064
5.500%, 04/25/15	1,105,000	355,168
5.750%, 04/25/14	9,665,000	3,051,394
5.750%, 09/23/22	5,900,000	2,075,108
6.250%, 10/24/15	2,775,000	915,999
Poland Government International Bond (USD) 6.375% , 07/15/19	1,700,000	2,088,535
		12,770,863
Russia (2.6%)
Government (2.6%)
Russian Foreign Bond (USD) 7.500% , 03/31/30 (d) (g)	2,759,000	3,417,711

Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	355,860
5.250%, 11/21/17 (d)	200,000	206,000
7.250%, 09/28/21 (d)	410,000	454,075
		1,015,935
Singapore (1.3%)
Government (1.3%)
Singapore Government Bond (SGD) 0.250% , 02/01/14	2,100,000	1,693,043

Slovenia (0.4%)
Government (0.4%)
Slovenia Government International Bond (USD) 5.500% , 10/26/22 (d)	530,000	507,475

South Korea (13.6%)
Financial (2.0%)
Export-Import Bank of Korea (SEK) 1.450% , 05/19/14 (d)	1,510,000	232,201
Korea Monetary Stabilization Bond (KRW)
2.740%, 02/02/15	92,230,000	83,261
2.780%, 10/02/14	70,700,000	63,797

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
2.820%, 08/02/14	17,800,000	$16,061
2.840%, 12/02/14	124,780,000	112,760
3.280%, 06/09/13	284,130,000	255,720
3.280%, 06/02/14	476,450,000	431,974
3.380%, 05/09/13	414,000,000	372,421
3.470%, 02/02/14	273,450,000	247,675
3.480%, 12/02/13	198,860,000	179,863
3.590%, 10/02/13	115,990,000	104,799
3.590%, 04/02/14	401,900,000	365,032
3.760%, 06/02/13	66,280,000	59,691
3.830%, 04/02/13	41,430,000	37,237
3.900%, 08/02/13	124,290,000	112,215
		2,674,707
Government (11.6%)
Korea Treasury Bond (KRW)
3.000%, 12/10/13	10,803,920,000	9,741,968
3.250%, 12/10/14	108,270,000	98,533
3.500%, 06/10/14	4,090,410,000	3,718,917
3.750%, 06/10/13	2,111,060,000	1,901,709
		15,461,127
		18,135,834
Sri Lanka (1.2%)
Government (1.2%)
Sri Lanka Government Bonds (LKR)
6.500%, 07/15/15	4,310,000	30,905
7.000%, 03/01/14	140,000	1,068
7.500%, 08/01/13	90,000	704
8.500%, 06/01/18	10,000	70
9.000%, 05/01/21	20,000	135
11.000%, 08/01/15	82,800,000	652,255
11.000%, 09/01/15	120,750,000	951,081
11.750%, 04/01/14	130,000	1,033
		1,637,251
Sweden (3.3%)
Government (3.3%)
Kommuninvest I Sverige AB (SEK) 2.250% , 05/05/14	4,380,000	680,678
Sweden Government Bond (SEK)
1.500%, 08/30/13	16,080,000	2,480,257
6.750%, 05/05/14	7,840,000	1,281,197
		4,442,132
Ukraine (2.5%)
Government (2.5%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400% , 04/20/18 (d)	200,000	190,500
Ukraine Government International Bond (EUR) 4.950% , 10/13/15 (d)	100,000	126,676
Ukraine Government International Bond (USD)
6.250%, 06/17/16 (d)	200,000	195,780
7.650%, 06/11/13 (c) (d)	100,000	100,490
7.750%, 09/23/20 (d)	100,000	103,900
7.800%, 11/28/22 (d)	200,000	202,500
7.950%, 02/23/21 (d)	410,000	426,810
9.250%, 07/24/17 (d)	1,840,000	1,991,984
		3,338,640
United States (0.0%)
Government (0.0%)
County of Bexar, Texas (USD) 5.250% , 08/15/47	50,000	55,276

Venezuela (0.6%)
Government (0.6%)
Venezuela Government International Bond (USD) 10.750% , 09/19/13 (c)	780,000	795,600

Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750% , 01/29/20 (d)	880,000	1,025,200
Total long-term debt securities (cost: $ 96,723,610)		104,893,880

Short-Term Securities (15.8%)
Canada (0.1%)
Canadian Treasury Bill (CAD) 0.991% , 08/15/13 (f)	163,000	159,833

Hungary (0.2%)
Hungary Treasury Bills (HUF)
5.232%, 01/08/14 (f)	9,100,000	36,994
6.388%, 09/18/13 (f)	31,700,000	130,855
6.438%, 05/29/13 (f)	7,300,000	30,569
6.864%, 07/24/13 (f)	6,500,000	27,022
		225,440

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Malaysia (2.7%)
Bank Negara Malaysia Monetary Notes (MYR)
2.850%, 02/06/14 (f)	15,000	$4,725
2.850%, 02/18/14 (f)	235,000	73,956
2.858%, 03/20/14 (f)	100,000	31,840
2.859%, 02/20/14 (f)	380,000	119,570
2.870%, 06/11/13 (f)	590,000	189,387
2.870%, 07/11/13 (f)	270,000	86,459
2.870%, 07/25/13 (f)	505,000	161,528
2.870%, 08/06/13 (f)	810,000	260,027
2.870%, 08/15/13 (f)	1,000,000	319,316
2.870%, 08/27/13 (f)	440,000	140,409
2.880%, 01/16/14 (f)	910,000	286,993
2.880%, 02/25/14 (f)	185,000	58,188
2.882%, 01/09/14 (f)	480,000	151,404
2.900%, 06/20/13 (f)	730,000	234,156
2.900%, 09/17/13 (f)	345,000	109,872
2.900%, 10/10/13 (f)	30,000	9,540
2.900%, 10/22/13 (f)	60,000	19,061
2.900%, 10/31/13 (f)	20,000	6,347
2.901%, 05/23/13 (f)	1,075,000	345,605
2.908%, 09/26/13 (f)	645,000	205,265
2.909%, 03/13/14 (f)	470,000	147,646
2.910%, 11/19/13 (f)	80,000	25,351
2.910%, 12/12/13 (f)	30,000	9,488
2.920%, 09/05/13 (f)	190,000	60,568
2.937%, 06/18/13 (f)	845,000	271,174
2.960%, 06/04/13 (f)	10,000	3,212
2.960%, 06/27/13 (f)	10,000	3,206
2.980%, 10/08/13 (f)	275,000	87,432
2.986%, 05/14/13 (f)	130,000	41,825
3.031%, 05/28/13 (f)	430,000	138,186
Malaysia Treasury Bill (MYR) 2.870% , 05/31/13 (f)	100,000	32,134
		3,633,870
Mexico (0.3%)
Mexican Cetes (MXN)
4.116%, 01/09/14 (f)	3,341,800	262,309
4.644%, 09/19/13 (f)	1,339,000	106,426
		368,735
Norway (2.4%)
Norwegian Treasury Bill (NOK) 1.534% , 09/18/13 (f)	18,679,000	3,178,069

Philippines (0.2%)
Philippine Treasury Bills (PHP)
0.243%, 07/10/13 (f)	60,000	1,470
0.462%, 03/05/14 (f)	1,470,000	35,829
0.529%, 02/05/14 (f)	210,000	5,121
0.551%, 11/13/13 (f)	5,950,000	145,552
0.618%, 01/08/14 (f)	160,000	3,903
0.851%, 04/03/13 (f)	10,000	245
1.092%, 10/02/13 (f)	20,000	489
1.096%, 09/04/13 (f)	2,420,000	59,223
1.662%, 07/24/13 (f)	100,000	2,448
1.716%, 08/22/13 (f)	640,000	15,665
		269,945
South Korea (0.1%)
Korea Monetary Stabilization Bond (KRW) 2.592% , 06/11/13 (f)	81,980,000	73,700
Sri Lanka (0.0%)
Sri Lanka Treasury Bills (LKR) 12.284% , 10/11/13 (f)	310,000	2,319
Sweden (0.5%)
Sweden Treasury Bill (SEK)
0.867%, 09/18/13 (f)	3,210,000	491,537
0.872%, 06/19/13 (f)	1,350,000	207,171
		698,708
United States (4.9%)
Federal Home Loan Discount Note (USD) 0.086% , 04/17/13 (f)	6,535,000	6,534,941

	Shares
Investment Company (4.4%)
United States (4.4%)
Dreyfus Treasury Cash Management Fund (USD) 0.010%	5,867,899	5,867,899
Total short-term securities (cost: $ 21,009,292)		21,013,459
Total investments in securities (cost: $ 117,732,902) (h)		125,907,339
Cash and other assets in excess of liabilities (5.2%)		6,937,405
Total net assets (100.0%)		$132,844,744

See accompanying notes to investments in securities.

Foreign Foward Currency Contracts

On March 31, 2013, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/02/13	34,633	EUR	46,008	USD	$1,536	DBK
04/02/13	43,542	EUR	58,233	USD	2,321	DBK
04/03/13	201,397	USD	102,330,000	CLP	15,488	DBK
04/04/13	195,000	EUR	260,454	USD	10,053	DBK
04/04/13	131,000	EUR	174,971	USD	6,753	DBK
04/05/13	122,716	EUR	163,795	USD	6,214	BCB
04/05/13	163,671	USD	6,802,000	PHP	3,030	DBK
04/10/13	269,215	USD	11,170,000	PHP	4,590	DBK
04/10/13	602,000	EUR	793,075	USD	20,012	HSB
04/10/13	86,635	USD	3,595,000	PHP	1,488	JPS
04/11/13	121,475	EUR	159,334	USD	3,340	DBK
04/11/13	134,229	USD	5,576,000	PHP	2,458	HSB
04/11/13	301,000	EUR	394,632	USD	8,098	UBS
04/12/13	187,843	USD	10,203,000	INR	(470)	DBK
04/12/13	102,324	USD	5,714,000	INR	2,611	DBK
04/12/13	244,000	EUR	320,360	USD	7,021	JPS
04/12/13	150,845	USD	6,278,000	PHP	3,057	JPS
04/15/13	400,095	USD	21,880,000	INR	1,469	DBK
04/15/13	52,027	USD	2,887,000	INR	958	DBK
04/15/13	106,996	USD	4,438,000	PHP	1,812	HSB
04/15/13	165,692	USD	9,191,000	INR	2,991	JPS
04/15/13	163,982	USD	83,180,000	CLP	12,018	MSC
04/16/13	129,253	EUR	171,005	USD	5,017	HSB
04/16/13	381,000	EUR	504,073	USD	14,789	HSB
04/16/13	269,543	USD	14,696,000	INR	117	JPS
04/18/13	263,686	USD	14,426,000	INR	908	JPS
04/19/13	119,438	EUR	157,085	USD	3,699	BCB
04/19/13	232,171	USD	290,000	SGD	1,597	JPS
04/19/13	129,435	USD	402,984	MYR	549	JPS
04/19/13	147,060	USD	74,530,000	CLP	10,549	MSC
04/22/13	12,300,000	JPY	152,190	USD	21,349	BCB
04/22/13	12,300,000	JPY	152,141	USD	21,301	CIT
04/22/13	92,559	USD	5,058,000	INR	135	DBK
04/22/13	44,073	USD	2,450,000	INR	826	JPS
04/22/13	132,035	USD	7,206,000	INR	23	JPS
04/23/13	341,000	EUR	449,950	USD	12,015	DBK
04/23/13	370,644	USD	1,155,000	MYR	1,802	JPS
04/23/13	32,855	EUR	43,480	USD	1,286	JPS
04/25/13	220,162	EUR	286,697	USD	3,947	BCB
04/26/13	182,783	USD	10,247,000	INR	4,848	DBK
04/29/13	150,731	USD	76,119,000	CLP	10,014	CIT
04/29/13	73,238	USD	3,993,000	INR	(169)	DBK
04/29/13	157,880	USD	8,607,000	INR	(378)	DBK
04/29/13	74,920	USD	4,087,000	INR	(131)	HSB
04/29/13	93,252	USD	47,223,000	CLP	6,471	JPM
04/29/13	156,365	USD	8,715,000	INR	3,114	JPS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/30/13	84,263	EUR	111,927	USD	$3,706	BCB
04/30/13	154,797	USD	8,432,000	INR	(529)	DBK
04/30/13	111,716	USD	6,087,000	INR	(351)	HSB
04/30/13	129,998	USD	7,260,000	INR	2,827	JPS
05/07/13	32,000	EUR	42,299	USD	1,199	BCB
05/07/13	43,000	EUR	56,775	USD	1,546	CSI
05/07/13	32,000	EUR	42,241	USD	1,141	MSC
05/08/13	51,000	EUR	67,219	USD	1,715	DBK
05/10/13	29,346,000	JPY	369,881	USD	57,676	CIT
05/10/13	32,000	EUR	41,765	USD	664	DBK
05/10/13	16,000	EUR	20,884	USD	333	UBS
05/13/13	19,620,000	JPY	248,040	USD	39,303	DBK
05/13/13	101,731	USD	52,000,000	CLP	7,872	MSC
05/13/13	14,666,000	JPY	185,464	USD	29,432	UBS
05/14/13	14,665,000	JPY	184,529	USD	28,507	CIT
05/20/13	62,000	EUR	79,506	USD	(134)	DBK
05/21/13	62,000	EUR	79,245	USD	(395)	BCB
05/21/13	92,000	EUR	117,309	USD	(866)	DBK
05/24/13	275,050	EUR	1,238,000	PLN	25,822	MSC
05/28/13	137,110	USD	7,590,000	INR	969	DBK
05/28/13	158,238	USD	8,758,000	INR	1,089	HSB
06/04/13	253,897	USD	13,884,000	INR	(1,672)	DBK
06/04/13	293,451	USD	16,044,000	INR	(1,986)	HSB
06/05/13	22,710	EUR	28,250	USD	(925)	DBK
06/06/13	95,734	USD	5,367,000	INR	1,727	DBK
06/07/13	58,800	EUR	73,594	USD	(1,945)	DBK
06/07/13	183,850	USD	10,227,000	INR	1,828	DBK
06/11/13	85,084	EUR	384,000	PLN	8,122	CIT
06/11/13	436,965	EUR	1,967,000	PLN	40,151	DBK
06/11/13	74,750	EUR	94,820	USD	(1,213)	DBK
06/11/13	49,693	USD	2,769,000	INR	540	DBK
06/11/13	49,022	USD	2,730,000	INR	503	HSB
06/13/13	11,000	EUR	13,876	USD	(257)	DBK
06/13/13	58,000	EUR	73,162	USD	(1,353)	DBK
06/13/13	124,698	USD	6,890,000	INR	243	HSB
06/14/13	17,886,000	JPY	226,236	USD	35,902	CIT
06/18/13	125,041	USD	6,930,000	INR	500	DBK
06/20/13	114,239	USD	6,313,000	INR	79	DBK
06/21/13	353,276	USD	441,100	SGD	2,347	DBK
06/21/13	281,871	USD	352,000	SGD	1,918	HSB
06/25/13	102,865	USD	5,688,000	INR	32	JPS
06/28/13	104,959	USD	5,780,000	INR	(461)	HSB
06/28/13	723,667	EUR	6,480,000	SEK	64,991	UBS
07/12/13	316,599	USD	1,023,565	MYR	11,768	DBK
07/15/13	359,055	USD	1,160,000	MYR	13,012	DBK
07/16/13	161,000	EUR	197,273	USD	(9,626)	BCB
07/16/13	377,185	EUR	3,286,787	SEK	19,696	MSC
07/16/13	88,302	EUR	769,460	SEK	4,611	MSC
07/16/13	426,488	EUR	3,714,920	SEK	22,042	UBS
07/16/13	425,815	EUR	3,708,930	SEK	21,987	UBS
07/18/13	253,000	EUR	311,430	USD	(13,703)	BCB
07/18/13	204,843	EUR	813,000	MYR	(2,526)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
07/18/13	71,954	USD	232,000	MYR	$2,446	DBK
07/19/13	190,000	EUR	234,650	USD	(9,523)	BCB
07/22/13	114,332	USD	366,000	MYR	3,011	DBK
07/22/13	231,877	EUR	918,000	MYR	(3,679)	DBK
07/22/13	139,000	EUR	171,311	USD	(7,325)	DBK
07/22/13	563,866	EUR	4,866,106	SEK	22,040	MSC
07/23/13	126,000	EUR	155,086	USD	(6,845)	DBK
07/25/13	301,051	EUR	1,180,000	MYR	(8,660)	DBK
07/25/13	138,276	USD	445,000	MYR	4,368	DBK
07/26/13	30,914	EUR	40,129	USD	399	CIT
07/29/13	60,350,000	JPY	672,049	USD	29,576	BCB
07/29/13	4,033,002	USD	13,031,032	MYR	143,044	JPS
07/29/13	300,875	EUR	1,180,000	MYR	(8,540)	JPS
07/31/13	535,000	EUR	665,112	USD	(22,499)	DBK
07/31/13	1,165,932	USD	1,454,500	SGD	6,919	JPS
07/31/13	535,000	EUR	664,256	USD	(23,355)	JPS
08/01/13	48,730	EUR	59,938	USD	(2,693)	BCB
08/01/13	48,862	EUR	60,150	USD	(2,650)	BCB
08/01/13	186,270	USD	89,810,000	CLP	1,001	MSC
08/01/13	937,195	USD	1,165,870	SGD	2,921	MSC
08/01/13	536,000	EUR	659,709	USD	(29,193)	UBS
08/02/13	535,000	EUR	661,982	USD	(25,640)	HSB
08/05/13	135,680	EUR	167,734	USD	(6,657)	BCB
08/05/13	535,851	EUR	727,595	USD	38,861	BCB
08/06/13	728,465	USD	907,084	SGD	2,995	DBK
08/06/13	366,500	EUR	448,092	USD	(22,977)	JPS
08/07/13	264,435	USD	327,000	SGD	(745)	DBK
08/08/13	59,760	EUR	74,591	USD	(2,221)	CIT
08/09/13	15,430,000	JPY	197,113	USD	32,831	BCB
08/09/13	17,124	EUR	21,400	USD	(610)	CIT
08/09/13	15,440,000	JPY	197,296	USD	32,907	CIT
08/09/13	273,000	EUR	341,157	USD	(9,744)	DBK
08/09/13	360,500	EUR	449,954	USD	(13,415)	JPS
08/12/13	80,455	USD	92,000,000	KRW	1,981	DBK
08/12/13	15,430,000	JPY	197,739	USD	33,452	DBK
08/12/13	526,358	USD	651,000	SGD	(1,385)	DBK
08/12/13	107,000	EUR	132,878	USD	(4,658)	GSC
08/13/13	805,145	USD	996,930	SGD	(1,205)	BCB
08/14/13	203,000	EUR	251,294	USD	(9,644)	GSC
08/15/13	154,206	USD	192,000	SGD	628	HSB
08/16/13	92,415	USD	106,000,000	KRW	2,556	JPS
08/19/13	206,936	USD	256,000	SGD	(487)	BCB
08/19/13	844,309	EUR	3,590,000	PLN	7,719	DBK
08/19/13	28,340,000	JPY	361,962	USD	60,198	DBK
08/19/13	23,098,000	JPY	295,007	USD	49,060	DBK
08/19/13	311,817	USD	385,000	SGD	(1,337)	DBK
08/19/13	1,072,208	USD	1,228,000,000	KRW	27,953	HSB
08/19/13	154,217	USD	192,000	SGD	620	HSB
08/20/13	96,755,000	JPY	1,226,299	USD	196,044	HSB
08/20/13	23,117,000	JPY	292,870	USD	46,719	JPS
08/20/13	46,522,000	JPY	590,868	USD	95,498	UBS
08/22/13	23,068,000	JPY	291,815	USD	46,181	BCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/22/13	92,682	USD	44,900,000	CLP	$699	MSC
08/22/13	761,000	EUR	941,852	USD	(36,408)	UBS
08/23/13	49,717	EUR	62,256	USD	(1,656)	BCB
08/23/13	82,138	EUR	102,853	USD	(2,735)	BCB
08/23/13	46,090,000	JPY	583,086	USD	92,301	CIT
08/23/13	22,797,000	JPY	288,588	USD	45,836	DBK
08/23/13	45,752,000	JPY	579,447	USD	92,262	HSB
08/26/13	545,337	EUR	683,220	USD	(17,830)	BCB
08/26/13	64,764,000	JPY	821,982	USD	132,330	BCB
08/26/13	201,057	USD	251,000	SGD	1,367	DBK
08/26/13	202,591	USD	251,000	SGD	(167)	DBK
08/26/13	45,992,000	JPY	583,433	USD	93,677	JPS
08/26/13	743,770	EUR	930,605	USD	(25,538)	UBS
08/26/13	52,556,000	JPY	666,193	USD	106,540	UBS
08/27/13	252,196	USD	313,000	SGD	231	DBK
08/27/13	451,999	EUR	3,820,973	SEK	4,828	DBK
08/27/13	38,472,000	JPY	491,818	USD	82,137	DBK
08/27/13	73,808,000	JPY	943,836	USD	157,869	HSB
08/27/13	33,447,000	JPY	427,834	USD	71,663	JPS
08/28/13	50,017	EUR	62,864	USD	(1,436)	DBK
08/28/13	1,781	EUR	2,238	USD	(51)	DBK
08/29/13	327,271	EUR	412,271	USD	(8,458)	JPS
08/30/13	125,230	USD	156,500	SGD	985	DBK
08/30/13	22,848,000	JPY	291,829	USD	48,518	JPS
09/04/13	27,000	EUR	34,067	USD	(645)	DBK
09/10/13	51,267	EUR	64,901	USD	(1,012)	BCB
09/10/13	59,000	EUR	74,587	USD	(1,270)	DBK
09/11/13	74,750	EUR	96,009	USD	(98)	DBK
09/12/13	50,045	EUR	64,242	USD	(102)	BCB
09/13/13	27,000	EUR	34,830	USD	115	JPS
09/16/13	142,450	EUR	184,423	USD	1,266	BCB
09/17/13	132,617	EUR	171,580	USD	1,064	UBS
09/19/13	33,313	EUR	43,883	USD	1,049	BCB
09/19/13	328,233	USD	409,700	SGD	2,220	DBK
09/19/13	242,806	USD	297,000	SGD	(3,254)	JPS
09/20/13	616,157	EUR	814,393	USD	22,134	UBS
09/24/13	81,780	EUR	106,296	USD	1,139	BCB
09/24/13	226,975	USD	9,488,000	PHP	5,802	DBK
09/24/13	384,000	EUR	498,766	USD	4,999	DBK
09/26/13	179,000	EUR	231,896	USD	1,725	DBK
09/30/13	199,008	USD	96,320,000	CLP	354	DBK
09/30/13	61,996	USD	2,600,000	PHP	1,792	HSB
09/30/13	9,763,000	JPY	126,068	USD	22,069	JPS
10/01/13	246,041	USD	769,000	MYR	(574)	HSB
10/03/13	50,346	USD	2,100,000	PHP	1,175	HSB
10/04/13	272,273	USD	11,381,000	PHP	6,954	DBK
10/04/13	218,847	USD	9,129,000	PHP	5,127	HSB
10/07/13	327,274	USD	13,611,000	PHP	6,672	HSB
10/11/13	920,525	USD	12,237,000	MXN	54,156	DBK
10/11/13	188,879	USD	7,850,000	PHP	3,727	HSB
10/11/13	107,364	USD	4,460,000	PHP	2,066	JPS
10/16/13	326,850	USD	1,023,987	MYR	(225)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/16/13	141,221	USD	441,908	MYR	$(264)	DBK
10/16/13	63,961	USD	2,662,000	PHP	1,356	DBK
10/17/13	1,004,000	EUR	1,305,200	USD	13,916	HSB
10/18/13	150,330	USD	467,000	MYR	(1,383)	JPS
10/22/13	273,034	USD	841,000	MYR	(4,853)	HSB
10/23/13	202,548	USD	628,000	MYR	(2,298)	DBK
10/24/13	135,000	USD	418,635	MYR	(1,516)	HSB
10/25/13	28,881	EUR	37,673	USD	525	BCB
10/31/13	135,323	USD	419,000	MYR	(1,767)	JPS
11/08/13	13,826,020	JPY	173,102	USD	25,746	CIT
11/08/13	328,268	EUR	2,447,400	NOK	(5,974)	UBS
11/12/13	22,910,000	JPY	245,420	USD	1,234	HSB
11/13/13	13,582,000	JPY	171,701	USD	26,936	JPS
11/15/13	19,766,000	JPY	249,894	USD	39,210	CIT
11/15/13	18,200,000	JPY	230,074	USD	36,081	MSC
11/15/13	13,769,800	JPY	173,993	USD	27,222	UBS
11/19/13	56,774,000	JPY	703,162	USD	97,979	CIT
11/19/13	130,000	USD	405,080	MYR	(995)	DBK
11/19/13	45,867,000	JPY	565,934	USD	77,015	DBK
11/20/13	63,773,000	JPY	788,372	USD	108,574	CIT
11/20/13	72,087	USD	225,000	MYR	(435)	HSB
11/20/13	11,968,000	JPY	148,176	USD	20,601	HSB
11/20/13	22,904,000	JPY	283,808	USD	39,659	JPS
11/20/13	18,297,000	JPY	226,594	USD	31,554	UBS
12/03/13	100,000	EUR	130,396	USD	1,718	DBK
12/09/13	202,851	EUR	266,810	USD	5,769	HSB
12/09/13	30,600	EUR	40,172	USD	794	UBS
12/13/13	89,000	EUR	116,173	USD	1,638	JPS
12/17/13	426,417	USD	1,323,172	MYR	(5,581)	JPS
01/08/14	166,747	USD	515,800	MYR	(2,868)	DBK
01/09/14	3,651,085	EUR	31,461,400	SEK	110,805	DBK
01/10/14	9,980,000	JPY	114,385	USD	7,927	CIT
01/10/14	331,152	USD	1,023,987	MYR	(5,843)	HSB
01/13/14	207,254	USD	102,000,000	CLP	1,270	MSC
01/13/14	2,481,000	EUR	3,249,440	USD	55,532	UBS
01/13/14	472,878	EUR	619,343	USD	10,584	UBS
01/13/14	252,202	EUR	330,130	USD	5,458	UBS
01/14/14	204,914	EUR	272,536	USD	8,737	CIT
01/14/14	482,000	EUR	638,602	USD	18,093	DBK
01/14/14	141,863	EUR	185,734	USD	3,105	JPS
01/14/14	9,950,000	JPY	113,955	USD	7,810	UBS
01/14/14	19,970,000	JPY	228,197	USD	15,160	UBS
01/15/14	35,690,000	JPY	406,492	USD	25,750	HSB
01/16/14	10,020,000	JPY	112,934	USD	6,039	DBK
01/16/14	34,870	USD	107,000	MYR	(888)	JPS
01/16/14	20,250,000	JPY	228,066	USD	12,035	UBS
01/16/14	25,460,000	JPY	286,970	USD	15,358	UBS
01/17/14	459,600	EUR	614,945	USD	23,253	DBK
01/22/14	348,150	USD	171,290,000	CLP	1,645	DBK
01/22/14	204,914	EUR	273,017	USD	9,195	JPS
01/24/14	494,294	USD	242,970,000	CLP	1,761	DBK
01/27/14	362,540	EUR	482,965	USD	16,175	UBS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/27/14	52,800,000	JPY	598,504	USD	$35,122	UBS
01/28/14	310,400	EUR	415,461	USD	15,800	CIT
01/28/14	307,688	USD	151,290,000	CLP	1,041	DBK
01/28/14	50,203,538	JPY	560,620	USD	24,934	DBK
01/28/14	64,982,551	JPY	726,062	USD	32,679	HSB
01/29/14	99,603	USD	48,870,000	CLP	111	DBK
01/30/14	105,549	USD	51,930,000	CLP	396	JPM
01/30/14	216,999	USD	674,000	MYR	(3,089)	JPS
01/31/14	198,578	USD	97,750,000	CLP	822	DBK
01/31/14	300,000	EUR	404,709	USD	18,425	DBK
02/03/14	184,693	USD	91,220,000	CLP	1,319	DBK
02/03/14	302,000	EUR	409,557	USD	20,685	UBS
02/04/14	153,724	USD	484,000	MYR	(153)	JPS
02/06/14	351,100	USD	1,113,865	MYR	2,290	HSB
02/07/14	264,328	USD	327,000	SGD	(412)	HSB
02/10/14	454,000	EUR	614,793	USD	30,150	CIT
02/10/14	158,000	EUR	213,671	USD	10,205	HSB
02/10/14	341,000	EUR	461,687	USD	22,560	UBS
02/11/14	76,097	EUR	328,000	PLN	876	BCB
02/11/14	104,826	USD	51,700,000	CLP	497	BCB
02/11/14	389,000	EUR	525,578	USD	24,633	BCB
02/11/14	76,260	EUR	328,000	PLN	666	DBK
02/11/14	210,000	EUR	281,805	USD	11,372	DBK
02/12/14	104,880	USD	51,800,000	CLP	634	DBK
02/12/14	14,652,000	JPY	157,854	USD	1,475	GSC
02/13/14	160,000	EUR	214,608	USD	8,559	UBS
02/14/14	89,478	USD	44,110,000	CLP	350	DBK
02/14/14	611,268	USD	1,927,206	MYR	(75)	DBK
02/14/14	76,125	EUR	328,000	PLN	820	DBK
02/14/14	239,668	USD	118,480,000	CLP	1,610	MSC
02/18/14	268,665	USD	132,460,000	CLP	952	DBK
02/18/14	6,828,270	JPY	73,359	USD	475	GSC
02/18/14	8,030,000	JPY	86,275	USD	563	JPS
02/19/14	153,607	USD	485,000	MYR	167	HSB
02/19/14	206,000	EUR	275,453	USD	10,147	JPS
02/19/14	206,000	EUR	275,177	USD	9,871	JPS
02/20/14	357,239	USD	175,690,000	CLP	285	CIT
02/21/14	210,000	EUR	281,106	USD	10,642	GSC
02/21/14	98,171	USD	48,300,000	CLP	107	JPM
02/24/14	19,720,000	JPY	211,022	USD	511	HSB
02/24/14	166,345	USD	82,000,000	CLP	442	JPM
02/24/14	117,832	USD	58,250,000	CLP	648	MSC
02/25/14	166,862	USD	82,530,000	CLP	983	DBK
02/25/14	19,700,000	JPY	212,508	USD	2,207	JPS
02/26/14	182,808	USD	90,490,000	CLP	1,203	DBK
02/26/14	201,152	USD	99,500,000	CLP	1,181	MSC
02/27/14	54,600,000	JPY	583,209	USD	326	BCB
02/27/14	275,920	USD	136,470,000	CLP	1,558	DBK
02/27/14	42,000	EUR	55,546	USD	1,449	DBK
02/27/14	12,300	EUR	16,267	USD	424	DBK
02/28/14	126,444	USD	156,500	SGD	(125)	DBK
02/28/14	72,989	USD	36,150,000	CLP	504	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/28/14	59,638	USD	29,500,000	CLP	$336	JPM
03/03/14	189,686	USD	93,885,000	CLP	1,114	DBK
03/03/14	1,865,214	EUR	2,454,155	USD	51,628	DBK
03/03/14	20,800,000	JPY	228,732	USD	6,667	JPS
03/04/14	20,800,000	JPY	228,446	USD	6,377	HSB
03/04/14	23,200,000	JPY	252,366	USD	4,674	UBS
03/05/14	277,638	USD	137,500,000	CLP	1,733	BCB
03/05/14	189,170	USD	93,885,000	CLP	1,584	DBK
03/05/14	13,000	EUR	16,933	USD	187	DBK
03/06/14	205,576	USD	102,120,000	CLP	1,884	DBK
03/07/14	157,427	EUR	205,984	USD	3,197	BCB
03/07/14	204,947	USD	101,500,000	CLP	1,229	DBK
03/07/14	1,620,000	EUR	2,120,418	USD	33,647	DBK
03/10/14	259,873	EUR	338,547	USD	3,785	BCB
03/10/14	730,071	EUR	953,801	USD	13,343	CIT
03/10/14	559,824	USD	7,354,410	MXN	18,206	HSB
03/10/14	104,000	EUR	135,720	USD	1,750	HSB
03/10/14	89,091	USD	44,100,000	CLP	457	MSC
03/10/14	294,000	EUR	384,185	USD	5,461	MSC
03/13/14	199,677	USD	98,760,000	CLP	789	DBK
03/14/14	443,393	USD	553,000	SGD	2,989	HSB
03/17/14	80,099	EUR	104,230	USD	1,041	BCB
03/18/14	55,874	EUR	72,535	USD	553	CIT
03/18/14	405,271	USD	199,920,000	CLP	288	DBK
03/19/14	21,026,000	JPY	220,225	USD	(4,311)	CIT
03/19/14	56,640,000	JPY	596,556	USD	(8,302)	CIT
03/19/14	375,135	USD	468,000	SGD	2,643	HSB
03/19/14	29,650,000	JPY	309,936	USD	(6,696)	MSC
03/21/14	45,378	EUR	58,928	USD	466	BCB
03/21/14	98,483	USD	48,700,000	CLP	274	JPM
03/24/14	28,760,000	JPY	304,027	USD	(3,126)	BCB
03/24/14	28,159,000	JPY	298,253	USD	(2,481)	DBK
03/25/14	13,332,130	JPY	140,560	USD	(1,828)	BCB
03/26/14	94,407	EUR	122,795	USD	1,160	CIT
03/26/14	142,000	EUR	184,494	USD	1,539	DBK
03/31/14	22,832	EUR	29,440	USD	22	DBK
04/03/14	78,175	EUR	100,467	USD	—	DBK
04/04/14	207,230	USD	102,330,000	CLP	(60)	DBK
					$3,629,609

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          All or portion of the security segregated to cover extended settlement trades as of March 31, 2013.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)          Variable rate security.

(f)           For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2013.

(g)          Step rate security.

See accompanying notes to investments in securities.

(h)         At March 31, 2013 the cost of securities for federal income tax purposes was $117,732,902. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,681,176
Gross unrealized depreciation	(1,506,739)
Net unrealized appreciation	$8,174,437

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
CIT	Citibank NA
CSI	Credit Suisse International
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
UBS	UBS AG

See accompanying notes to investments in securities.

Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (12.2%)
Auto Components (0.2%)
Gentex Corp.	21,499	$430,195
Automobiles (0.1%)
Thor Industries, Inc.	6,532	240,312
Distributors (0.5%)
LKQ Corp. (b)	44,844	975,806
Diversified Consumer Services (0.8%)
DeVry, Inc.	8,520	270,510
Matthews International Corp. - Class A	4,075	142,177
Regis Corp.	8,507	154,742
Service Corp. International/US	31,730	530,843
Sotheby’s	10,136	379,188
Strayer Education, Inc.	1,682	81,375
		1,558,835
Hotels, Restaurants & Leisure (1.3%)
Bally Technologies, Inc. (b)	6,159	320,083
Bob Evans Farms, Inc.	4,133	176,149
Brinker International, Inc.	10,638	400,521
International Speedway Corp. - Class A	3,756	122,746
Life Time Fitness, Inc. (b)	5,946	254,370
Panera Bread Co. - Class A (b)	4,222	697,643
Scientific Games Corp. - Class A (b)	7,879	68,941
The Cheesecake Factory, Inc.	7,361	284,208
The Wendy’s Co.	42,321	239,960
WMS Industries, Inc. (b)	8,158	205,663
		2,770,284
Household Durables (2.3%)
Jarden Corp. (b)	16,666	714,138
KB Home	12,309	267,967
MDC Holdings, Inc.	5,800	212,570
Mohawk Industries, Inc. (b)	8,755	990,366
NVR, Inc. (b)	710	766,878
Tempur-Pedic International, Inc. (b)	9,016	447,464
Toll Brothers, Inc. (b)	22,613	774,269
Tupperware Brands Corp.	8,119	663,647
		4,837,299
Internet & Catalog Retail (0.2%)
HSN, Inc.	5,500	301,730

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	9,567	884,852

Media (1.2%)
AMC Networks, Inc. - Class A (b)	8,664	547,391
Cinemark Holdings, Inc.	15,344	451,727
DreamWorks Animation SKG, Inc. - Class A (b)	10,725	203,346
John Wiley & Sons, Inc. - Class A	6,983	272,058
Lamar Advertising Co. - Class A (b)	8,320	404,435
Meredith Corp.	5,377	205,724
Scholastic Corp.	3,954	105,374
The New York Times Co. - Class A (b)	18,266	179,007
Valassis Communications, Inc.	5,857	174,949
		2,544,011
Multiline Retail (0.2%)
Big Lots, Inc. (b)	8,670	305,791
Saks, Inc. (b)	15,239	174,791
		480,582
Specialty Retail (4.2%)
Aaron’s, Inc.	10,549	302,545
Advance Auto Parts, Inc. (c)	11,111	918,324
Aeropostale, Inc. (b)	11,742	159,691
American Eagle Outfitters, Inc.	27,084	506,471
ANN, Inc. (b)	7,219	209,496
Ascena Retail Group, Inc. (b)	19,063	353,619
Barnes & Noble, Inc. (b)	5,605	92,202
Cabela’s, Inc. (b)	6,960	423,029
Carter’s, Inc. (b)	7,650	438,116
Chico’s FAS, Inc.	24,909	418,471
Dick’s Sporting Goods, Inc.	14,747	697,533
Foot Locker, Inc.	22,653	775,639
Guess?, Inc.	9,161	227,468
Office Depot, Inc. (b)	42,954	168,809
Rent-A-Center, Inc.	8,749	323,188
Signet Jewelers, Ltd. (e)	12,220	818,740
Tractor Supply Co.	10,402	1,083,160
Williams-Sonoma, Inc.	12,968	668,111
		8,584,612
Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp. (b)	5,170	287,917
Hanesbrands, Inc. (b)	14,743	671,691

See accompanying notes to investments in securities.

	Shares	Value(a)
Under Armour, Inc. - Class A (b)	11,677	$597,863
		1,557,471
Consumer Staples (3.6%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	7,392	315,712
SUPERVALU, Inc.	30,010	151,250
United Natural Foods, Inc. (b)	7,357	361,965
		828,927
Food Products (2.0%)
Flowers Foods, Inc.	17,189	566,206
Green Mountain Coffee Roasters, Inc. (b)	18,543	1,052,501
Hillshire Brands Co.	18,397	646,654
Ingredion, Inc.	11,608	839,490
Lancaster Colony Corp.	2,881	221,837
Post Holdings, Inc. (b)	4,929	211,602
Smithfield Foods, Inc. (b)	18,761	496,791
Tootsie Roll Industries, Inc.	3,103	92,820
		4,127,901
Household Products (1.1%)
Church & Dwight Co., Inc.	20,741	1,340,491
Energizer Holdings, Inc.	9,368	934,271
		2,274,762
Tobacco (0.1%)
Universal Corp.	3,460	193,898

Energy (5.6%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc. (b)	8,592	451,424
CARBO Ceramics, Inc.	3,020	275,031
Dresser-Rand Group, Inc. (b)	11,430	704,774
Dril-Quip, Inc. (b)	5,496	479,086
Helix Energy Solutions Group, Inc. (b)	14,783	338,235
Oceaneering International, Inc.	16,300	1,082,483
Oil States International, Inc. (b)	8,284	675,726
Patterson-UTI Energy, Inc.	21,932	522,859
Superior Energy Services, Inc. (b)	23,967	622,423
Tidewater, Inc.	7,424	374,912
Unit Corp. (b)	6,532	297,532
		5,824,485
Oil, Gas & Consumable Fuels (2.8%)
Alpha Natural Resources, Inc. (b)	33,173	272,350
Arch Coal, Inc.	31,900	173,217
Bill Barrett Corp. (b)	7,192	145,782
Cimarex Energy Co.	12,987	979,739
Forest Oil Corp. (b)	17,858	93,933
HollyFrontier Corp.	30,549	1,571,746
Northern Oil and Gas, Inc. (b)	8,837	127,076
Plains Exploration & Production Co. (b)	19,386	920,253
Quicksilver Resources, Inc. (b)	17,926	40,334
Rosetta Resources, Inc. (b)	7,889	375,359
SM Energy Co.	9,998	592,082
World Fuel Services Corp.	10,786	428,420
		5,720,291
Financial (22.4%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc. (b)	7,909	1,214,585
Apollo Investment Corp.	30,494	254,930
Eaton Vance Corp.	17,500	732,025
Federated Investors, Inc. - Class B	14,080	333,274
Greenhill & Co., Inc.	3,861	206,100
Janus Capital Group, Inc.	28,611	268,943
Raymond James Financial, Inc.	16,987	783,101
SEI Investments Co.	20,239	583,895
Waddell & Reed Financial, Inc. - Class A	12,865	563,230
		4,940,083
Commercial Banks (3.6%)
Associated Banc-Corp	25,249	383,532
BancorpSouth, Inc.	12,453	202,984
Bank of Hawaii Corp.	6,706	340,732
Cathay General Bancorp	10,959	220,495
City National Corp.	7,121	419,498
Commerce Bancshares, Inc.	11,586	473,056
Cullen/Frost Bankers, Inc.	9,276	580,028
East West Bancorp, Inc.	21,060	540,610
FirstMerit Corp.	16,462	272,117
Fulton Financial Corp.	29,824	348,941
Hancock Holding Co.	12,706	392,870
International Bancshares Corp.	8,126	169,021
Prosperity Bancshares, Inc.	6,629	314,148
Signature Bank (b)	6,979	549,666
SVB Financial Group (b)	6,709	475,937
Synovus Financial Corp.	118,338	327,796
TCF Financial Corp.	24,498	366,490
Trustmark Corp.	10,055	251,476
Valley National Bancorp	29,825	305,408

See accompanying notes to investments in securities.

	Shares	Value(a)
Webster Financial Corp.	12,049	$292,309
Westamerica Bancorporation	4,034	182,861
		7,409,975
Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	13,083	483,286
MSCI, Inc. (b)	18,070	613,115
		1,096,401
Diversified REIT’s (0.3%)
Liberty Property Trust	17,991	715,142

Insurance (4.7%)
Alleghany Corp. (b)	2,558	1,012,763
American Financial Group, Inc.	11,254	533,214
Arthur J Gallagher & Co.	18,921	781,626
Aspen Insurance Holdings, Ltd. (e)	10,513	405,591
Brown & Brown, Inc.	17,740	568,390
Everest Re Group, Ltd. (e)	7,680	997,325
Fidelity National Financial, Inc. - Class A	32,296	814,828
First American Financial Corp.	16,066	410,808
HCC Insurance Holdings, Inc.	15,120	635,494
Kemper Corp.	8,141	265,478
Mercury General Corp.	5,402	204,898
Old Republic International Corp.	36,270	460,992
Primerica, Inc.	6,874	225,330
Protective Life Corp.	11,745	420,471
Reinsurance Group of America, Inc.	11,135	664,425
StanCorp Financial Group, Inc.	6,652	284,439
The Hanover Insurance Group, Inc.	6,726	334,148
WR Berkley Corp.	16,545	734,102
		9,754,322
Office REIT’s (2.4%)
Alexandria Real Estate Equities, Inc.	9,537	676,936
BioMed Realty Trust, Inc.	27,661	597,478
Corporate Office Properties Trust SBI	12,124	323,469
Duke Realty Corp.	48,345	820,898
Highwoods Properties, Inc.	12,107	479,074
Kilroy Realty Corp.	11,290	591,596
Mack-Cali Realty Corp.	12,502	357,682
SL Green Realty Corp.	13,719	1,181,343
		5,028,476
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc. (b)	6,386	228,299
Jones Lang LaSalle, Inc.	6,653	661,375
		889,674
Residential REIT’s (2.1%)
American Campus Communities, Inc.	15,731	713,243
BRE Properties, Inc.	11,601	564,737
Camden Property Trust	12,728	874,159
Essex Property Trust, Inc.	5,701	858,457
Home Properties, Inc.	7,755	491,822
UDR, Inc.	37,601	909,568
		4,411,986
Retail REIT’s (3.2%)
Equity One, Inc.	9,197	220,452
Federal Realty Investment Trust	9,785	1,057,171
National Retail Properties, Inc.	17,406	629,575
Realty Income Corp.	29,157	1,322,270
Regency Centers Corp.	13,586	718,835
Taubman Centers, Inc.	9,521	739,401
The Macerich Co.	20,671	1,330,799
Weingarten Realty Investors	16,752	528,526
		6,547,029
Specialized REIT’s (1.9%)
Extra Space Storage, Inc.	15,400	604,758
Hospitality Properties Trust	20,665	567,048
Omega Healthcare Investors, Inc.	16,953	514,693
Potlatch Corp.	6,009	275,573
Rayonier, Inc.	18,745	1,118,514
Senior Housing Properties Trust	28,228	757,357
		3,837,943
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	12,339	121,663
First Niagara Financial Group, Inc. (c)	52,994	469,527
New York Community Bancorp, Inc.	66,184	949,740
Washington Federal, Inc.	15,811	276,692
		1,817,622

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (9.4%)
Biotechnology (2.0%)
Regeneron Pharmaceuticals, Inc. (b)	11,517	$2,031,599
United Therapeutics Corp. (b)	7,014	426,942
Vertex Pharmaceuticals, Inc. (b) (d)	32,808	1,803,784
		4,262,325
Health Care Equipment & Supplies (2.5%)
Hill-Rom Holdings, Inc.	9,068	319,375
Hologic, Inc. (b)	40,234	909,289
IDEXX Laboratories, Inc. (b)	8,203	757,875
Masimo Corp.	7,757	152,192
ResMed, Inc.	21,548	998,965
STERIS Corp.	8,775	365,128
Teleflex, Inc.	6,190	523,117
The Cooper Cos., Inc.	7,235	780,512
Thoratec Corp. (b)	8,658	324,675
		5,131,128
Health Care Providers & Services (3.2%)
Community Health Systems, Inc.	13,852	656,446
Health Management Associates, Inc. - Class A (b)	38,625	497,104
Health Net, Inc. (b)	11,911	340,893
Henry Schein, Inc. (b)	13,162	1,218,143
HMS Holdings Corp. (b)	13,051	354,335
LifePoint Hospitals, Inc. (b)	7,056	341,934
Mednax, Inc. (b)	7,511	673,211
Omnicare, Inc.	15,727	640,403
Owens & Minor, Inc.	9,492	309,060
Universal Health Services, Inc. - Class B	13,320	850,748
VCA Antech, Inc. (b)	13,257	311,407
WellCare Health Plans, Inc. (b)	6,516	377,667
		6,571,351
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	25,875	351,641

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. - Class A (b)	3,005	378,630
Charles River Laboratories International, Inc. (b)	7,191	318,346
Covance, Inc. (b)	8,290	616,113
Mettler-Toledo International, Inc. (b)	4,557	971,643
Techne Corp.	5,230	354,855
		2,639,587
Pharmaceuticals (0.2%)
Endo Pharmaceuticals Holdings, Inc. (b)	17,148	527,473

Industrials (17.3%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	4,920	356,356
BE Aerospace, Inc. (b)	15,705	946,854
Esterline Technologies Corp. (b)	4,680	354,276
Exelis, Inc.	28,284	308,013
Huntington Ingalls Industries, Inc.	7,479	398,855
Triumph Group, Inc.	7,549	592,596
		2,956,950
Airlines (0.4%)
Alaska Air Group, Inc. (b)	10,529	673,435
JetBlue Airways Corp. (b)	33,757	232,923
		906,358
Building Products (0.7%)
Fortune Brands Home & Security, Inc. (b)	24,633	922,013
Lennox International, Inc.	6,913	438,907
		1,360,920
Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (b)	7,890	458,330
Copart, Inc. (b)	15,940	546,423
Corrections Corp. of America	15,013	586,558
Deluxe Corp.	7,636	316,130
Herman Miller, Inc.	8,705	240,867
HNI Corp.	6,747	239,451
Mine Safety Appliances Co.	4,709	233,661
Rollins, Inc.	9,829	241,302
RR Donnelley & Sons Co.	27,098	326,531
The Brink’s Co.	7,111	200,957
Waste Connections, Inc.	18,511	666,026
		4,056,236
Construction & Engineering (1.0%)
Aecom Technology Corp. (b)	15,743	516,371
Granite Construction, Inc.	5,279	168,083
KBR, Inc.	22,186	711,727
URS Corp.	11,510	545,689
		1,941,870

See accompanying notes to investments in securities.

	Shares	Value(a)
Electrical Equipment (1.9%)
Acuity Brands, Inc.	6,428	$445,782
AMETEK, Inc.	36,565	1,585,458
General Cable Corp. (b)	7,431	272,198
Hubbell, Inc. - Class B	8,069	783,581
Regal-Beloit Corp.	6,822	556,402
Woodward Governor Co.	9,036	359,271
		4,002,692
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,555	647,733

Machinery (5.1%)
AGCO Corp.	14,584	760,118
CLARCOR, Inc.	7,457	390,598
Crane Co.	7,227	403,700
Donaldson Co., Inc.	20,278	733,861
Gardner Denver, Inc.	7,387	554,838
Graco, Inc.	9,143	530,568
Harsco Corp.	12,073	299,048
IDEX Corp.	12,361	660,325
ITT Corp.	13,857	393,954
Kennametal, Inc.	11,901	464,615
Lincoln Electric Holdings, Inc.	12,466	675,408
Nordson Corp.	8,561	564,598
Oshkosh Corp. (b)	13,131	557,936
SPX Corp.	7,123	562,432
Terex Corp. (b)	16,592	571,097
Timken Co.	11,937	675,395
Trinity Industries, Inc.	11,883	538,656
Valmont Industries, Inc.	3,536	556,107
Wabtec Corp.	7,173	732,435
		10,625,689
Marine (0.4%)
Kirby Corp. (b)	8,553	656,871
Matson, Inc.	6,339	155,939
		812,810
Professional Services (0.9%)
FTI Consulting, Inc. (b)	6,138	231,157
Manpower, Inc.	11,552	655,230
The Corporate Executive Board Co.	4,965	288,764
Tower Watson & Co. - Class A	8,483	588,042
		1,763,193
Road & Rail (2.1%)
Con-way, Inc.	8,368	294,637
Genesee & Wyoming, Inc. Class A (b)	7,428	691,621
JB Hunt Transport Services, Inc.	13,604	1,013,226
Kansas City Southern	16,556	1,836,060
Landstar System, Inc.	7,018	400,658
Werner Enterprises, Inc.	6,715	162,100
		4,398,302
Trading Companies & Distributors (1.0%)
GATX Corp.	7,085	368,208
MSC Industrial Direct Co. - Class A	7,013	601,575
United Rentals, Inc. (b)	14,003	769,745
Watsco, Inc.	4,440	373,759
		2,113,287
Transportation (0.1%)
UTi Worldwide, Inc. (e)	15,572	225,483

Information Technology (14.7%)
Communications Equipment (0.8%)
ADTRAN, Inc.	9,322	183,177
Ciena Corp. (b)	15,257	244,265
InterDigital, Inc.	6,196	296,355
Plantronics, Inc.	6,357	280,916
Polycom, Inc. (b)	26,544	294,107
Riverbed Technology, Inc. (b)	24,553	366,085
Tellabs, Inc.	50,322	105,173
		1,770,078
Computers & Peripherals (0.7%)
Diebold, Inc.	9,448	286,463
Lexmark International, Inc. - Class A	9,494	250,642
NCR Corp. (b)	24,603	678,059
QLogic Corp. (b)	13,662	158,479
		1,373,643
Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc. (b)	15,933	647,198
Avnet, Inc. (b) (d)	20,588	745,286
Ingram Micro, Inc. - Class A (b)	22,618	445,122
Itron, Inc. (b)	5,893	273,435
National Instruments Corp.	14,212	465,443
Tech Data Corp. (b)	5,650	257,696
Trimble Navigation, Ltd. (b) (d)	38,386	1,150,045
Vishay Intertechnology, Inc. (b)	19,811	269,628
		4,253,853
Internet Software & Services (1.6%)
AOL, Inc. (b)	11,507	442,905
Equinix, Inc. (b)	7,388	1,598,098
Monster Worldwide, Inc. (b)	17,560	89,029
Rackspace Hosting, Inc. (b)	16,577	836,807

See accompanying notes to investments in securities.

	Shares	Value(a)
ValueClick, Inc. (b)	10,662	$315,062
		3,281,901
IT Services (3.0%)
Acxiom Corp. (b)	11,096	226,358
Alliance Data Systems Corp. (b)	7,492	1,212,880
Broadridge Financial Solutions, Inc.	18,314	454,920
Convergys Corp.	15,970	271,969
CoreLogic, Inc. (b) (c)	14,638	378,539
DST Systems, Inc.	4,524	322,425
Gartner, Inc. - Class A (b)	14,033	763,536
Global Payments, Inc.	11,818	586,882
Jack Henry & Associates, Inc.	12,950	598,420
Lender Processing Services, Inc.	12,694	323,189
Mantech International Corp. - Class A	3,470	93,239
NeuStar, Inc. - Class A (b)	9,900	460,647
WEX, Inc. (b)	5,840	458,440
		6,151,444
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,595	357,952

Semiconductors & Semiconductor Equipment (1.9%)
Atmel Corp. (b)	66,032	459,583
Cree, Inc. (b)	17,515	958,246
Cypress Semiconductor Corp. (b)	20,185	222,640
Fairchild Semiconductor International, Inc. (b)	19,030	269,084
Integrated Device Technology, Inc. (b)	21,815	162,958
International Rectifier Corp. (b)	10,372	219,368
Intersil Corp. - Class A	18,985	165,359
MEMC Electronic Materials, Inc. (b)	34,767	152,975
RF Micro Devices, Inc. (b)	42,021	223,552
Semtech Corp. (b)	9,860	348,945
Silicon Laboratories, Inc. (b)	5,804	240,053
Skyworks Solutions, Inc. (b)	28,854	635,654
		4,058,417
Software (4.5%)
ACI Worldwide, Inc. (b)	5,893	287,932
Advent Software, Inc. (b)	4,720	132,018
ANSYS, Inc. (b)	14,026	1,141,997
Cadence Design Systems, Inc. (b)	42,267	588,779
CommVault Systems, Inc. (b)	6,500	532,870
Compuware Corp. (b)	31,895	398,688
Concur Technologies, Inc. (b)	6,911	474,509
Factset Research Systems, Inc.	6,081	563,101
Fair Isaac Corp.	5,283	241,380
Informatica Corp. (b)	16,194	558,207
Mentor Graphics Corp.	14,195	256,220
MICROS Systems, Inc. (b)	11,925	542,707
PTC, Inc. (b)	17,968	458,004
Rovi Corp. (b)	15,538	332,669
Solarwinds, Inc. (b)	9,191	543,188
Solera Holdings, Inc.	10,312	601,499
Synopsys, Inc. (b)	23,115	829,366
TIBCO Software, Inc. (b)	23,373	472,602
VeriFone Systems, Inc. (b)	16,186	334,727
		9,290,463
Materials (6.6%)
Chemicals (2.7%)
Albemarle Corp.	13,352	834,767
Ashland, Inc.	11,034	819,826
Cabot Corp.	8,987	307,355
Cytec Industries, Inc.	6,737	499,077
Intrepid Potash, Inc.	7,968	149,480
Minerals Technologies, Inc.	5,266	218,592
NewMarket Corp.	1,633	425,168
Olin Corp.	11,986	302,287
RPM International, Inc.	19,892	628,189
Sensient Technologies Corp.	7,463	291,729
The Scotts Miracle-Gro Co. - Class A	5,820	251,657
Valspar Corp.	12,572	782,607
		5,510,734
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	6,873	701,183

Containers & Packaging (1.6%)
Aptargroup, Inc.	9,952	570,747
Greif, Inc. - Class A	4,594	246,330
Packaging Corp. of America	14,725	660,711
Rock-Tenn Co. - Class A	10,790	1,001,204
Silgan Holdings, Inc.	6,750	318,938
Sonoco Products Co.	15,103	528,454
		3,326,384
Metals & Mining (1.6%)
Carpenter Technology Corp.	6,673	328,912
Commercial Metals Co.	17,456	276,678
Compass Minerals International, Inc.	5,056	398,919

See accompanying notes to investments in securities.

	Shares	Value(a)
Reliance Steel & Aluminum Co.	11,472	$816,462
Royal Gold, Inc.	9,740	691,832
Steel Dynamics, Inc.	33,007	523,821
Worthington Industries, Inc.	7,930	245,671
		3,282,295
Paper & Forest Products (0.4%)
Domtar Corp. (e)	5,227	405,720
Louisiana-Pacific Corp. (b)	20,836	450,057
		855,777
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	22,817	574,760

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	15,101	318,178
Utilities (5.3%)
Electric Utilities (1.6%)
Cleco Corp.	9,123	429,055
Great Plains Energy, Inc.	23,030	534,066
Hawaiian Electric Industries, Inc.	14,665	406,367
IDACORP, Inc.	7,476	360,866
NV Energy, Inc.	35,332	707,700
PNM Resources, Inc.	11,932	277,896
Westar Energy, Inc.	18,981	629,790
		3,345,740
Gas Utilities (1.7%)
Atmos Energy Corp.	13,621	581,481
Energen Corp.	10,796	561,500
National Fuel Gas Co.	12,584	772,028
Questar Corp.	26,316	640,268
UGI Corp.	16,989	652,208
WGL Holdings, Inc.	7,719	340,408
		3,547,893
Multi-Utilities (1.6%)
Alliant Energy Corp.	16,664	836,200
Black Hills Corp.	6,675	293,967
MDU Resources Group, Inc.	28,381	709,241
OGE Energy Corp.	14,803	1,035,914
Vectren Corp.	12,295	435,489
		3,310,811
Water Utilities (0.4%)
Aqua America, Inc.	21,008	660,491
Total common stocks (cost: $ 139,300,717)		201,851,931

Short-Term Securities (2.4%)
Investment Companies (2.4%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	500,000	500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	3,886,037	3,886,037
Total short-term securities (cost: $ 5,036,037)		5,036,037
Total investments in securities (cost: $ 144,336,754) (f)		206,887,968
Cash and other assets in excess of liabilities (0.1%)		207,979
Total net assets (100.0%)		$207,095,947

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          All or portion of the security segregated to cover extended settlement trades as of March 31, 2013.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2013, securities with an aggregate market value of $2,407,720 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	June 2013	42	Long	$132,457
		42		$132,457

(e)          Foreign security: The Fund held 1.4% of net assets in foreign securities at March 31, 2013.

(f)           At March 31, 2013 the cost of securities for federal income tax purposes was $145,016,490. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$69,416,398
Gross unrealized depreciation	(7,544,920)
Net unrealized appreciation	$61,871,478

See accompanying notes to investments in securities.

Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2013

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (0.8%)
Starwood Hotels & Resorts Worldwide, Inc. (b)	14,700	$936,831

Household Durables (0.4%)
Toll Brothers, Inc. (c)	14,500	496,480

Financial (94.6%)
Diversified REIT’s (2.1%)
Retail Opportunity Investments Corp.	13,300	186,333
Vornado Realty Trust	27,786	2,324,021
		2,510,354
Industrial REIT’s (4.9%)
EastGroup Properties, Inc.	16,100	937,020
ProLogis, Inc.	111,981	4,477,000
Pure Industrial Real Estate Trust (d)	46,100	236,864
Terreno Realty Corp.	7,100	127,658
		5,778,542
Mortgage REIT’s (0.7%)
Colony Financial, Inc.	36,500	810,300

Office REIT’s (15.3%)
BioMed Realty Trust, Inc.	75,500	1,630,800
Boston Properties, Inc.	44,283	4,475,240
Brandywine Realty Trust	76,200	1,131,570
Digital Realty Trust, Inc.	39,258	2,626,753
Duke Realty Corp.	103,000	1,748,940
Hudson Pacific Properties, Inc.	31,200	678,600
Kilroy Realty Corp.	38,100	1,996,440
Mack-Cali Realty Corp.	26,700	763,887
Parkway Properties, Inc.	24,600	456,330
SL Green Realty Corp.	30,272	2,606,722
		18,115,282
Real Estate Operating Company (0.8%)
Forest City Enterprises, Inc. - Class A (c)	56,700	1,007,559

Residential REIT’s (17.7%)
American Campus Communities, Inc.	36,300	1,645,842
Apartment Investment & Management Co. - Class A	25,900	794,094
AvalonBay Communities, Inc.	33,500	4,243,445
BRE Properties, Inc.	21,199	1,031,968
Camden Property Trust	32,400	2,225,232
Campus Crest Communities, Inc.	25,900	360,010
Equity Residential	82,000	4,514,920
Essex Property Trust, Inc.	16,716	2,517,095
Mid-America Apartment Communities, Inc.	25,300	1,747,218
Post Properties, Inc.	39,400	1,855,740
		20,935,564
Retail REIT’s (26.5%)
Acadia Realty Trust	43,336	1,203,441
Agree Realty Corp.	41,184	1,239,638
Amreit, Inc. Class B	20,212	393,326
CBL & Associates Properties, Inc.	79,200	1,869,120
DDR Corp.	108,300	1,886,586
Federal Realty Investment Trust	4,000	432,160
General Growth Properties, Inc.	129,400	2,572,472
Kimco Realty Corp.	122,200	2,737,280
Kite Realty Group Trust	118,600	799,364
RioCan Real Estate Investment Trust (d)	37,700	1,031,606
Simon Property Group, Inc.	73,279	11,619,118
Tanger Factory Outlet Centers	48,700	1,761,966
Taubman Centers, Inc.	16,600	1,289,156
The Macerich Co.	40,369	2,598,956
		31,434,189
Specialized REIT’s (26.6%)
American Tower Corp.	17,432	1,340,869
Aviv REIT, Inc. (c)	8,000	192,480
Chesapeake Lodging Trust	34,000	779,960
CubeSmart	80,721	1,275,392
EPR Properties	13,800	718,290
HCP, Inc.	76,300	3,804,318
Health Care REIT, Inc.	58,400	3,965,944
Hersha Hospitality Trust	48,779	284,869
Host Hotels & Resorts, Inc.	146,646	2,564,839
LaSalle Hotel Properties	52,801	1,340,089
Pebblebrook Hotel Trust	24,706	637,168
Plum Creek Timber Co., Inc.	2,300	120,060
Public Storage	38,200	5,818,624
Rayonier, Inc.	5,700	340,119
Sovran Self Storage, Inc.	14,800	954,452
Summit Hotel Properties, Inc.	104,100	1,089,927
Sunstone Hotel Investors, Inc. (c)	108,600	1,336,866
Ventas, Inc.	67,096	4,911,427
		31,475,693

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (0.4%)
Health Care Providers & Services (0.4%)
Brookdale Senior Living, Inc. (c)	17,400	$485,112

Telecommunication Services (0.8%)
Wireless Telecommunication Services (0.8%)
SBA Communications Corp. Class A (c)	13,000	936,260
Total common stocks (cost: $ 80,359,664)		114,922,166

Preferred Stocks (1.0%)
Financial (1.0%)
Office REIT’s (0.4%)
Digital Realty Trust, Inc. Series E	18,700	506,209

Specialized REIT’s (0.6%)
Pebblebrook Hotel Trust Series B	23,500	642,725
Total preferred stocks (cost: $ 1,053,327)		1,148,934

Exchange Traded Fund (0.1%)
Investment Company (0.1%)
ProShares UltraShort Real Estate (c)	4,900	100,450
Total exchange traded funds (cost: $ 111,596)		100,450

Short-Term Securities (1.5%)
Investment Company (1.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,797,261	1,797,261
Total short-term securities (cost: $ 1,797,261)		1,797,261
Total investments in securities (cost: $ 83,321,848) (e)		117,968,811
Cash and other assets in excess of liabilities (0.4%)		475,143
Total net assets (100.0%)		$118,443,954

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as collateral for the following call options written (See Notes 2 and 7).

Call Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
Starwood Hotels & Resorts Worldwide, Inc.	25	May 2013	67.50	$(1,838)
Total Call Options Written				$(1,838)

(c)          Non-income producing security.

(d)         Foreign security: The Fund held 1.1% of net assets in foreign securities at March 31, 2013.

(e)          At March 31, 2013 the cost of securities for federal income tax purposes was $84,146,777. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$33,841,679
Gross unrealized depreciation	(19,645)
Net unrealized appreciation	$33,822,034

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2013

(Unaudited)

(1)    Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust was organized on July 8, 2011. On May 1, 2012, the Trust adopted and amended the registration statement of Advantus Series Fund, Inc. (the “Series Fund”) as filed with the Securities and Exchange Commission, pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) approved by both the Board of Directors of the Series Fund and the Board of Trustees of the Trust on July 28, 2011, and approved by a majority of the shareholders of each Portfolio of the Series Fund on October 21, 2011. Pursuant to the Plan of Reorganization, each Portfolio of the Series Fund was reorganized into a separate Fund of the Trust effective May 1, 2012. The successor Funds of the Trust have the same investment adviser, investment objectives, principal investment strategies and risks as the corresponding predecessor Portfolios of the Series Fund. Expenses of each Fund did not increase as a result of the Reorganization. The Trust is a series trust that includes several different Funds. The Funds in the Trust are as follows: Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap and Advantus Real Estate Securities. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund which offers shares in only one class. Class 2 shares and the Money Market Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

As a result of the Reorganization, the trust intends that each Fund will qualify for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund will be treated for federal income tax purposes as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, it would be treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company, a wholly owned subsidiary of Minnesota Life (“Securian Life”), such ownership could change and accordingly a Fund may at some time have only one shareholder and accordingly would be treated as a disregarded entity for federal income tax purposes.

The Trust expects that the federal income tax treatment of each Fund as a partnership or disregarded entity will not result in any material adverse federal income tax consequences to the Funds for tax periods after the consummation of the Reorganization, as compared to the federal income tax treatment of the Portfolios as regulated investment companies under the Code prior to the Reorganization. In addition, a Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately.  Shares of the Trust will not be offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. (“Advantus Capital”) Valuation Committee under the supervision of the Trust’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the  Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out (FIFO) basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A  Fund recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.  Repurchase agreements are carried at amortized cost.  At March 31, 2013, no Funds were invested in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others.  Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2013, the Advantus Bond Fund and Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $4,968,890 and $18,679,161 respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

New Accounting Pronouncements

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued Accounting Standards Update (ASU) 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

(3)    Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2013, the Advantus Bond Fund and Advantus Mortgage Securities Fund held illiquid securities of $8,309,247 and $2,487,762, respectively, which represent 2.3% and 2.6% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2013:

	Acquisition	Acquisition
Bond	Date	Cost
BHN I Mortgage Fund	Various	$69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,860
Hometown Commercial Mortgage	Various	2,502,448
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,173,531
Multi Security Asset Trust	02/24/2005	1,523,420
Symetra Financial Corp.	Various	1,708,246
		$8,731,990

	Acquisition	Acquisition
Mortgage Securities	Date	Cost
Asset Securitization Corp.	11/25/1998	$109,854
BHN I Mortgage Fund	Various	64,739
Countryplace Manufactured Housing Contract Trust	06/29/2005	625,786
Hometown Commercial Mortgage	11/28/2006	644,402
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	370,771
Multi Security Asset Trust	02/24/2005	977,807
		$2,793,359

(4)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs.  The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used for the period ended March 31, 2013 in valuing the Fund’s assets and liabilities:

	Fair Value Measurement at March 31, 2013 using
	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$—	$155,619,731	$—	$155,619,731
Asset-Backed	—	22,752,001	—	22,752,001
Other Mortgage-Backed	—	27,413,503	4,117,369	31,530,872
Corporate Obligations	—	134,401,733	11,978,284	146,380,017
Investment Companies	12,902,330	—	—	12,902,330
Total Investments	12,902,330	340,186,968	16,095,653	369,184,951
Other Financial Instruments**
Futures Contracts	29,883	—	—	29,883
Liabilities
Other Financial Instruments**
Futures Contracts	(102,437)	—	—	(102,437)
Money Market
Assets
Commercial Paper	—	21,718,830	—	21,718,830
Certificate of Deposit	—	3,253,810	—	3,253,810
Corporate Notes	—	17,694,773	—	17,694,773
U.S. Government Obligations	—	37,128,118	—	37,128,118
Other Short-Term Investments	—	8,095,432	—	8,095,432
Investment Companies	13,281,218		—	13,281,218
Total Investments	13,281,218	87,890,963	—	101,172,181
Mortgage Securities
Assets
Government Obligations	—	83,908,107	—	83,908,107
Asset-Backed	—	4,542,195	—	4,542,195
Other Mortgage-Backed	—	4,289,438	1,525,455	5,814,893
Short-Term Securities	20,156,287	749,999	—	20,906,286
Total Investments	20,156,287	93,489,739	1,525,455	115,171,481
Liabilities
Other Financial Instruments**
Futures Contracts	(4,446)	—	—	(4,446)
Index 500
Assets
Common Stocks*	463,519,390	—	—	463,519,390
Investment Companies	13,214,577	—	—	13,214,577
Total Investments	476,733,967	—	—	476,733,967
Other Financial Instruments**
Futures Contracts	132,383	—	—	132,383
International Bond
Assets
Long Term Debt Securities*	—	104,893,880	—	104,893,880
Short Term Debt Securities	—	15,145,560	—	15,145,560
Investment Companies	5,867,899	—	—	5,867,899
Total Investments	5,867,899	120,039,440	—	125,907,339
Other Financial Instruments**
Forward Foreign Currency Contracts	—	4,061,168	—	4,061,168
Liabilities
Other Financial Instruments**
Forward Foreign Currency Contracts	—	(431,559)	—	(431,559)
Index 400 Mid-Cap
Assets
Common Stocks*	201,851,931	—	—	201,851,931
Investment Companies	5,036,037	—	—	5,036,037
Total Investments	206,887,968	—	—	206,887,968
Other Financial Instruments**
Futures Contracts	132,457	—	—	132,457
Real Estate Securities
Assets
Common Stocks	114,922,166	—	—	114,922,166
Preferred Stocks	1,148,934	—	—	1,148,934
Exchange Traded Fund	100,450	—	—	100,450
Investment Company	1,797,261	—	—	1,797,261
Total Investments	117,968,811	—	—	117,968,811
Liabilities
Other Financial Instruments**
Written Options	(1,838)	—	—	(1,838)

* For additional details, see Schedule of Investments.

** Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities.

All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Long-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

For the period ended March 31, 2013, it has been determined that no transfers between Levels 1 and 2 occurred.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.  The Fund’s policy is to recognize transfers between the levels as of the end of the period.  The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance 12/31/2012	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance 3/31/2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 3/31/2013
Bond
Other Mortgage Backed	$1,866,301	$1,810,457	$47,132	$94	$487,649	$—	$—	$4,117,369	$487,617
Corporate Obligations	9,041,284	3,767,074	1,020,650	(1,779)	192,355	—	—	11,978,284	154,032
Total	10,907,585	5,577,531	1,067,782	(1,685)	680,004	—	—	16,095,653	641,649

Mortgage Securities
Other Mortgage Backed	659,175	598,498	—	2,335	265,447	—	—	1,525,455	265,447
Total	659,175	598,498	—	2,335	265,447	—	—	1,525,455	265,447

Quantitative Information Regarding Level 3 Assets

The following table provides a summary of the significant unobservable inputs used in the fair value measurement of Level 3 assets at March 31, 2013:

Fund	Fair Value	Valuation technique	Unobservable input	Range (Weighted average)
Bond
Other Mortgage Backed - Non-Investment Grade	$4,117,369	Discounted cash flow	Implied spread to U.S. Treasuries (1)	109 bps - 2440 bps (798 bps)
Corporate Obligations	11,978,284	Discounted cash flow	Implied spread to U.S. Treasuries (1)	190 bps - 456 bps (274 bps)
Mortgage Securities
Other Mortgage Backed – Non-Investment Grade	1,525,455	Discounted cash flow	Implied spread to U.S. Treasuries (1)	109 bps - 690 bps (457 bps)

(1) The valuation is based on non-binding broker quotes where quantitative inputs are not observable. Unobservable inputs primarily relate to an implied discounted cash flow modeling spread applied to U.S. Treasuries representing an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality. For any increase (decrease) in the implied spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

(5)   Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.

Equity derivatives were purchased or sold to manage the Advantus Index 500 and Index 400 Mid-Cap Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)   Subsequent Events

On October 23, 2012, the Board of Trustees of the Trust, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, established a new series of the Trust and named it the Advantus Managed Volatility Fund.  On February 11, 2013, the Trust filed with the Securities and Exchange Commission a post-effective amendment to the Trust’s registration statement on Form N-1A that reflected the establishment of the Advantus Managed Volatility Fund and its addition to the Trust’s  registration statement.  The amendment to the Trust’s registration statement, and the registration of the Advantus Managed Volatility Fund, became effective on May 1, 2013.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 23, 2013